Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	36,777	15,090
	Newmont Corp. (XNYS)	86,249	7,825
	Ecolab Inc.	19,574	5,386
	Freeport-McMoRan Inc.	112,346	4,829
	Air Products & Chemicals Inc.	17,460	4,558
	Fastenal Co.	90,068	3,639
	Anglogold Ashanti plc (XNYS)	39,582	3,391
	Nucor Corp.	18,051	2,879
	Steel Dynamics Inc.	10,990	1,844
	International Paper Co.	41,020	1,619
	International Flavors & Fragrances Inc.	20,338	1,413
	Royal Gold Inc.	6,419	1,308
	Carpenter Technology Corp.	3,765	1,199
	Albemarle Corp.	9,167	1,192
	Reliance Inc.	4,134	1,155
*	RBC Bearings Inc.	2,428	1,080
	Avery Dennison Corp.	6,089	1,050
	CF Industries Holdings Inc.	12,621	993
	LyondellBasell Industries NV Class A	19,967	978
	Mueller Industries Inc.	8,509	935
	Southern Copper Corp.	6,523	879
*	Coeur Mining Inc.	49,490	855
	Alcoa Corp.	20,144	841
	Hecla Mining Co.	46,405	781
*	MP Materials Corp.	10,178	631
	Mosaic Co.	24,593	602
*	Solstice Advanced Materials Inc.	12,436	593
*	Cleveland-Cliffs Inc.	43,857	572
	Commercial Metals Co.	8,817	562
	Eastman Chemical Co.	8,935	555
	Hexcel Corp.	6,187	472
	Element Solutions Inc.	17,612	457
	UFP Industries Inc.	4,687	436
*	Uranium Energy Corp.	33,005	405
	Timken Co.	4,919	400
	Balchem Corp.	2,556	399
*	SSR Mining Inc. (XTSE)	15,844	369
	Celanese Corp.	8,775	365
	NewMarket Corp.	462	353
	Sensient Technologies Corp.	3,256	317
*	Perimeter Solutions Inc.	10,900	304
	Cabot Corp.	4,163	261
*	Energy Fuels Inc.	16,473	237
*	Novagold Resources Inc.	23,003	234
	Avient Corp.	7,230	221
	Scotts Miracle-Gro Co.	3,460	196
	Hawkins Inc.	1,498	195
	Ashland Inc.	3,652	193
	Materion Corp.	1,577	193
	Olin Corp.	8,956	189
*	Constellium SE	11,111	187
	Westlake Corp.	2,632	176
*	Perpetua Resources Corp.	5,706	147
*	Ingevity Corp.	2,803	146
	Quaker Chemical Corp.	1,059	146
	Chemours Co.	11,330	145
	Minerals Technologies Inc.	2,418	142
	Innospec Inc.	1,884	141
	FMC Corp.	9,698	139
	Huntsman Corp.	13,149	137

		Shares	Market Value ($000)
	Sylvamo Corp.	2,626	124
	Kaiser Aluminum Corp.	1,276	123
*	Century Aluminum Co.	3,994	120
*	Ivanhoe Electric Inc.	6,774	97
	Worthington Steel Inc.	2,633	89
*	Ecovyst Inc.	8,610	79
	Stepan Co.	1,712	78
*	Metallus Inc.	3,091	52
*	Compass Minerals International Inc.	2,568	49
	Koppers Holdings Inc.	1,614	48
	Mativ Holdings Inc.	3,867	48
*	NWPX Infrastructure Inc.	774	45
	Ryerson Holding Corp.	1,964	45
*	US Antimony Corp.	7,163	44
	Caledonia Mining Corp. plc	1,323	41
	Tronox Holdings plc	9,609	40
*	Encore Energy Corp.	14,578	40
*	Idaho Strategic Resources Inc.	970	39
*	Magnera Corp.	2,757	39
*	LSB Industries Inc.	4,133	37
	Ferroglobe plc	8,408	37
*	ASP Isotopes Inc.	5,813	36
	Olympic Steel Inc.	906	35
*	NioCorp Developments Ltd.	5,522	35
	AdvanSix Inc.	1,965	30
*	Rayonier Advanced Materials Inc.	4,611	30
*	Dakota Gold Corp.	6,269	29
*	American Battery Technology Co.	6,858	26
	Orion SA	4,646	24
*	Clearwater Paper Corp.	1,208	22
*	Intrepid Potash Inc.	869	22
*	Critical Metals Corp.	2,359	19
*	Tredegar Corp.	2,137	17
*	US Gold Corp.	919	16
	Vox Royalty Corp.	3,154	15
*	Contango ORE Inc.	589	14
*	Ascent Industries Co.	791	11
	Friedman Industries Inc.	491	10
*	Lifezone Metals Ltd.	2,597	10
*	American Vanguard Corp.	1,972	9
	Omega Flex Inc.	312	8
*	Solesence Inc.	1,397	3
			78,671
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	752,014	175,385
*	Tesla Inc.	220,524	94,863
	Walmart Inc.	341,027	37,687
*	Netflix Inc.	332,273	35,746
	Costco Wholesale Corp.	34,789	31,783
	Home Depot Inc.	78,025	27,849
	McDonald's Corp.	56,004	17,463
	Walt Disney Co.	141,926	14,827
*	Uber Technologies Inc.	157,895	13,822
	TJX Cos. Inc.	87,636	13,314
	Booking Holdings Inc.	2,550	12,532
	Lowe's Cos. Inc.	43,959	10,659
	Starbucks Corp.	89,196	7,770
*	Spotify Technology SA	12,071	7,229
*	O'Reilly Automotive Inc.	66,898	6,804
	NIKE Inc. Class B	90,930	5,877
	General Motors Co.	74,669	5,490
	Marriott International Inc. Class A	17,848	5,440
	Royal Caribbean Cruises Ltd.	19,880	5,293
*	AutoZone Inc.	1,313	5,192
	Hilton Worldwide Holdings Inc.	18,086	5,155
*	Roblox Corp. Class A	47,982	4,560
	Ross Stores Inc.	25,325	4,466
*	Warner Bros Discovery Inc.	182,807	4,387
	Ford Motor Co.	306,555	4,071

		Shares	Market Value ($000)
	Electronic Arts Inc.	19,722	3,984
*	Airbnb Inc. Class A	33,369	3,904
*	Carvana Co.	10,363	3,881
*	Chipotle Mexican Grill Inc.	105,341	3,636
*	Take-Two Interactive Software Inc.	14,316	3,523
	Yum! Brands Inc.	21,862	3,349
	DR Horton Inc.	20,837	3,313
	Delta Air Lines Inc.	51,303	3,289
	Target Corp.	35,848	3,249
	eBay Inc.	36,217	2,998
*	Flutter Entertainment plc	13,779	2,877
*	Coupang Inc.	97,479	2,745
*	Copart Inc.	69,471	2,708
*	United Airlines Holdings Inc.	25,630	2,613
	Garmin Ltd.	12,799	2,500
	Expedia Group Inc.	9,505	2,430
	Tractor Supply Co.	41,598	2,279
*	Carnival Corp.	84,996	2,191
[1]	Lennar Corp. Class A	16,362	2,148
	PulteGroup Inc.	15,388	1,957
*	Ulta Beauty Inc.	3,532	1,903
	Dollar General Corp.	17,210	1,884
	Restaurant Brands International Inc.	25,311	1,832
	Estee Lauder Cos. Inc. Class A	19,163	1,803
	Omnicom Group Inc.	25,054	1,794
	Tapestry Inc.	16,180	1,768
*	Dollar Tree Inc.	15,422	1,709
*	NVR Inc.	223	1,674
	Williams-Sonoma Inc.	9,267	1,668
	Las Vegas Sands Corp.	24,339	1,659
	Darden Restaurants Inc.	9,135	1,640
*	Live Nation Entertainment Inc.	12,450	1,637
*	Liberty Media Corp.-Liberty Formula One Class C	16,766	1,609
*	Lululemon Athletica Inc.	8,232	1,516
	Somnigroup International Inc.	15,815	1,447
	RB Global Inc. (XTSE)	14,498	1,424
	Genuine Parts Co.	10,845	1,414
*	Trade Desk Inc. Class A	34,897	1,381
	Rollins Inc.	21,954	1,350
*	Aptiv plc	17,015	1,320
	Southwest Airlines Co.	36,888	1,284
*	DraftKings Inc. Class A	37,604	1,247
*	Burlington Stores Inc.	4,916	1,240
	Best Buy Co. Inc.	15,118	1,199
	Fox Corp. Class A	17,028	1,115
	Ralph Lauren Corp.	2,974	1,092
	Toll Brothers Inc.	7,643	1,069
	Domino's Pizza Inc.	2,489	1,044
	TKO Group Holdings Inc.	5,362	1,040
*	Rivian Automotive Inc. Class A	60,721	1,024
	Dick's Sporting Goods Inc.	4,951	1,023
*	Deckers Outdoor Corp.	11,568	1,018
	News Corp. Class A	36,088	927
*	BJ's Wholesale Club Holdings Inc.	10,229	913
*	Viking Holdings Ltd.	13,601	908
	Texas Roadhouse Inc.	5,175	907
	Hasbro Inc.	10,516	869
	Service Corp. International	10,921	867
	Wynn Resorts Ltd.	6,408	825
*	Wayfair Inc. Class A	7,413	821
	New York Times Co. Class A	12,556	810
	Aramark	20,458	760
*	On Holding AG Class A	17,232	758
	BorgWarner Inc. (XNYS)	17,521	754
*	Planet Fitness Inc. Class A	6,569	736
*	GameStop Corp. Class A	31,971	720
*	American Airlines Group Inc.	50,995	717
*	Five Below Inc.	4,220	696
	Pool Corp.	2,816	686
*	Lyft Inc. Class A	31,186	656

		Shares	Market Value ($000)
	Fox Corp. Class B	11,165	650
	Lithia Motors Inc.	2,009	641
*	Norwegian Cruise Line Holdings Ltd.	34,577	638
*	SharkNinja Inc.	6,458	630
	LKQ Corp.	20,877	620
*	Ollie's Bargain Outlet Holdings Inc.	4,808	592
*	Chewy Inc. Class A	16,637	578
	Wingstop Inc.	2,161	572
*	MGM Resorts International	15,958	563
*	Duolingo Inc.	2,940	563
	Murphy USA Inc.	1,406	541
	Churchill Downs Inc.	4,936	538
*	Dutch Bros Inc. Class A	9,142	536
*	Mattel Inc.	25,084	530
*	Floor & Decor Holdings Inc. Class A	8,283	527
*	Brinker International Inc.	3,415	525
	Hyatt Hotels Corp. Class A	3,138	516
	Gap Inc.	17,949	486
	Macy's Inc.	21,429	479
	VF Corp.	27,322	478
*	Taylor Morrison Home Corp.	7,559	474
*	Boot Barn Holdings Inc.	2,371	460
*	SiteOne Landscape Supply Inc.	3,428	460
*	Bright Horizons Family Solutions Inc.	4,458	458
*	CarMax Inc.	11,749	454
*	AutoNation Inc.	2,142	453
	Lear Corp.	4,175	448
	H&R Block Inc.	10,367	437
*	Amer Sports Inc.	11,682	434
	Wyndham Hotels & Resorts Inc.	5,883	431
	Nexstar Media Group Inc.	2,206	424
	Thor Industries Inc.	3,964	419
*	Etsy Inc.	7,691	417
	U-Haul Holding Co.	8,402	404
	Gentex Corp.	17,596	402
	Meritage Homes Corp.	5,496	402
*	QuantumScape Corp.	32,742	400
	Vail Resorts Inc.	2,812	394
	Group 1 Automotive Inc.	971	389
*	Alaska Air Group Inc.	9,035	387
*	Cava Group Inc.	7,768	380
*	Champion Homes Inc.	4,402	378
*	Caesars Entertainment Inc.	16,037	373
	Boyd Gaming Corp.	4,413	368
*	Crocs Inc.	4,231	360
*	Asbury Automotive Group Inc.	1,533	357
*	Abercrombie & Fitch Co. Class A	3,630	355
*	Urban Outfitters Inc.	4,762	353
*	Cavco Industries Inc.	586	349
*	Grand Canyon Education Inc.	2,173	343
	KB Home	5,125	330
	Travel & Leisure Co.	4,784	328
*	e.l.f. Beauty Inc.	4,290	327
	Atmus Filtration Technologies Inc.	6,424	325
	Whirlpool Corp.	4,187	324
*	SkyWest Inc.	3,145	319
	Kontoor Brands Inc.	4,281	318
	Sirius XM Holdings Inc.	14,933	317
	Signet Jewelers Ltd.	3,158	316
	PVH Corp.	3,697	313
*	Frontdoor Inc.	5,789	312
*	Valvoline Inc.	9,896	310
*	Laureate Education Inc.	9,864	305
*	Liberty Media Corp.-Liberty Live Class C	3,733	296
*	Life Time Group Holdings Inc.	10,562	295
*	Madison Square Garden Sports Corp.	1,271	290
	Bath & Body Works Inc.	16,610	289
*	Dorman Products Inc.	2,137	283
	Graham Holdings Co. Class B	251	278
*	M/I Homes Inc.	2,021	278

		Shares	Market Value ($000)
	Polaris Inc.	4,185	278
*	Shake Shack Inc. Class A	3,029	265
*	YETI Holdings Inc.	6,367	264
	American Eagle Outfitters Inc.	12,503	255
*	Adtalem Global Education Inc.	2,744	254
	PriceSmart Inc.	2,034	250
	TEGNA Inc.	12,679	248
	Academy Sports & Outdoors Inc.	5,113	247
	Advance Auto Parts Inc.	4,677	243
	Steven Madden Ltd.	5,602	234
	Dana Inc.	10,335	232
*	Tri Pointe Homes Inc.	6,803	232
*	Capri Holdings Ltd.	9,160	232
	Penske Automotive Group Inc.	1,430	231
	Cinemark Holdings Inc.	8,139	223
	Visteon Corp.	2,162	223
	Red Rock Resorts Inc. Class A	3,763	220
*	Victoria's Secret & Co.	5,318	220
	LCI Industries	1,900	216
	Harley-Davidson Inc.	8,665	212
*	OPENLANE Inc.	8,282	211
*	Stride Inc.	3,312	210
	Kohl's Corp.	8,349	205
	Choice Hotels International Inc.	2,160	197
*	Peloton Interactive Inc. Class A	29,083	197
*	Hilton Grand Vacations Inc.	4,434	190
	Lennar Corp. Class B	1,532	189
*	RH	1,196	188
	Rush Enterprises Inc. Class A	3,592	187
*	Birkenstock Holding plc	4,302	186
*	Avis Budget Group Inc.	1,336	182
*	Sphere Entertainment Co.	2,120	179
	Acushnet Holdings Corp.	2,122	178
*	Penn Entertainment Inc.	11,720	174
*	Goodyear Tire & Rubber Co.	20,022	173
	Garrett Motion Inc.	10,399	172
*	National Vision Holdings Inc.	5,966	172
*	Genius Sports Ltd.	17,082	172
	Cheesecake Factory Inc.	3,550	169
*	Sonos Inc.	8,928	166
*	Green Brick Partners Inc.	2,407	163
	Phinia Inc.	2,967	161
*	Madison Square Garden Entertainment Corp.	3,213	159
	Buckle Inc.	2,724	154
*	Knowles Corp.	6,859	154
	Dillard's Inc. Class A	228	153
	OneSpaWorld Holdings Ltd.	7,494	153
	HNI Corp.	3,642	151
	Strategic Education Inc.	1,795	140
	Brightstar Lottery plc	8,935	140
	Super Group SGHC Ltd.	12,452	135
	Perdoceo Education Corp.	4,759	133
*,1	Lucid Group Inc.	9,789	133
	Century Communities Inc.	1,993	130
*	TripAdvisor Inc.	8,745	130
	Worthington Enterprises Inc.	2,376	130
*	Topgolf Callaway Brands Corp.	10,008	129
*	Adient plc	6,638	129
	La-Z-Boy Inc.	3,240	126
*	IMAX Corp.	3,400	126
*	Rush Street Interactive Inc.	6,724	124
	Interface Inc.	4,363	122
*	Liberty Media Corp.-Liberty Formula One Class A	1,386	122
*	Sally Beauty Holdings Inc.	7,591	120
	Newell Brands Inc.	32,609	119
	News Corp. Class B	4,036	119
	John Wiley & Sons Inc. Class A	3,189	116
	Interparfums Inc.	1,415	115
	Marriott Vacations Worldwide Corp.	2,110	115
*	Lionsgate Studios Corp.	15,346	115

		Shares	Market Value ($000)
*	JetBlue Airways Corp.	25,050	114
*	Six Flags Entertainment Corp.	7,383	112
*	Arlo Technologies Inc.	7,589	110
	Leggett & Platt Inc.	10,396	107
	Papa John's International Inc.	2,541	107
	Rush Enterprises Inc. Class B	1,978	106
	Columbia Sportswear Co.	1,952	105
	Wendy's Co.	12,440	105
*	Atlanta Braves Holdings Inc. Class C	2,627	105
	Steelcase Inc. Class A	6,373	104
*	RealReal Inc.	7,120	103
*	Liberty Media Corp.-Liberty Live Class A	1,335	103
	Wolverine World Wide Inc.	6,213	101
*	ACV Auctions Inc. Class A	12,615	99
	Monarch Casino & Resort Inc.	970	94
	Carter's Inc.	2,850	91
	Winmark Corp.	222	91
*	Under Armour Inc. Class A	19,488	90
*	Coty Inc. Class A	26,708	89
*	G-III Apparel Group Ltd.	3,012	88
	PROG Holdings Inc.	2,975	86
*	XPEL Inc.	1,822	85
*	Universal Technical Institute Inc.	3,627	84
*	AMC Entertainment Holdings Inc. Class A	34,461	84
*	Allegiant Travel Co.	1,095	83
*	Gentherm Inc.	2,279	81
	MillerKnoll Inc.	5,135	81
*	Coursera Inc.	10,246	81
*	LGI Homes Inc.	1,521	79
*	Revolve Group Inc.	3,206	78
*	United Parks & Resorts Inc.	2,072	75
	Winnebago Industries Inc.	2,085	75
*	Central Garden & Pet Co.	2,177	74
*	GigaCloud Technology Inc. Class A	1,981	74
	Upbound Group Inc.	3,966	71
	Sonic Automotive Inc. Class A	1,101	69
*	Central Garden & Pet Co. Class A	2,202	68
*	Driven Brands Holdings Inc.	4,663	68
*	American Axle & Manufacturing Holdings Inc.	9,897	65
*	BJ's Restaurants Inc.	1,642	63
*	Figs Inc. Class A	6,428	63
*	First Watch Restaurant Group Inc.	3,400	63
*	Atlanta Braves Holdings Inc. Class A	1,424	62
*	QuinStreet Inc.	4,343	61
*	Pursuit Attractions & Hospitality Inc.	1,714	59
*	Integral Ad Science Holding Corp.	5,635	58
	Standard Motor Products Inc.	1,530	57
*	ODP Corp.	2,043	57
*	Liquidity Services Inc.	1,853	56
*	Global Business Travel Group I	7,136	55
*	Sun Country Airlines Holdings Inc.	3,925	54
	Matthews International Corp. Class A	2,155	53
*	Cars.com Inc.	4,463	52
	Cracker Barrel Old Country Store Inc.	1,785	52
*	USA TODAY Co. Inc.	10,453	52
	Camping World Holdings Inc. Class A	4,530	51
*	Lincoln Educational Services Corp.	2,468	51
*	ThredUP Inc. Class A	6,814	51
*	Sweetgreen Inc. Class A	7,835	51
	Golden Entertainment Inc.	1,677	50
	Build-A-Bear Workshop Inc.	947	50
*,1	Red Cat Holdings Inc.	6,796	50
*	Beazer Homes USA Inc.	2,142	49
*	American Public Education Inc.	1,372	48
*	Hovnanian Enterprises Inc. Class A	361	48
	Scholastic Corp.	1,632	48
*	Dream Finders Homes Inc. Class A	2,439	48
	Carriage Services Inc.	1,096	47
*	Stagwell Inc.	8,731	47
	Ermenegildo Zegna NV	4,377	47

		Shares	Market Value ($000)
	Bloomin' Brands Inc.	6,515	46
*	Fox Factory Holding Corp.	3,142	46
	Monro Inc.	2,473	46
	Ethan Allen Interiors Inc.	1,895	45
*	Sabre Corp.	27,689	45
*	Hertz Global Holdings Inc.	8,596	45
	Sinclair Inc.	2,877	45
*	Mister Car Wash Inc.	8,293	44
*	Daily Journal Corp.	93	43
*	Malibu Boats Inc. Class A	1,483	42
*	Cooper-Standard Holdings Inc.	1,318	41
*	Under Armour Inc. Class C	9,273	41
*	Dave & Buster's Entertainment Inc.	2,267	40
*	iHeartMedia Inc. Class A	10,287	40
*	Accel Entertainment Inc.	3,852	39
	A-Mark Precious Metals Inc.	1,364	39
	Oxford Industries Inc.	1,001	38
*	Lindblad Expeditions Holdings Inc.	3,034	37
*	Arhaus Inc.	3,606	37
	Dine Brands Global Inc.	1,160	36
	Sturm Ruger & Co. Inc.	1,188	36
*	Udemy Inc.	7,127	36
*	Eastman Kodak Co.	4,548	35
	Gray Media Inc.	7,082	35
*	Stitch Fix Inc. Class A	8,180	35
*	Helen of Troy Ltd.	1,855	35
	Caleres Inc.	2,802	33
*	MarineMax Inc.	1,427	33
*	Zumiez Inc.	1,223	32
	Global Industrial Co.	1,103	32
	Arko Corp.	6,589	31
*	McGraw Hill Inc.	1,766	31
*	Clean Energy Fuels Corp.	13,878	30
	Jack in the Box Inc.	1,537	30
	Movado Group Inc.	1,437	30
	Krispy Kreme Inc.	7,180	30
	Marcus Corp.	1,834	29
*	Frontier Group Holdings Inc.	6,437	29
*	Latham Group Inc.	3,954	28
*	Strattec Security Corp.	362	27
	Smith & Wesson Brands Inc.	3,140	27
*	Savers Value Village Inc.	2,984	27
*	Genesco Inc.	731	26
*	Bed Bath & Beyond Inc.	4,180	25
*	Kura Sushi USA Inc. Class A	510	25
	Haverty Furniture Cos. Inc.	960	23
	Nathan's Famous Inc.	251	23
*	Petco Health & Wellness Co. Inc.	7,028	23
*	Hanesbrands Inc.	3,368	22
*	Corsair Gaming Inc.	3,377	22
	National CineMedia Inc.	5,010	22
*	Denny's Corp.	3,480	21
*	MasterCraft Boat Holdings Inc.	1,121	21
	Shoe Carnival Inc.	1,293	21
	Playtika Holding Corp.	5,103	21
*	Portillo's Inc. Class A	3,985	21
*	Nexxen International Ltd.	3,313	21
*	Boston Omaha Corp. Class A	1,620	20
*	AMC Networks Inc. Class A	2,202	20
*	Lands' End Inc.	1,202	19
	Rocky Brands Inc.	616	19
*	EW Scripps Co. Class A	4,477	19
*	Turtle Beach Corp.	1,352	19
	Cricut Inc. Class A	3,945	19
*	Webtoon Entertainment Inc.	1,393	19
*	Biglari Holdings Inc. Class B	60	18
*	El Pollo Loco Holdings Inc.	1,665	18
*	Lovesac Co.	1,225	18
	Weyco Group Inc.	601	18
*	Thryv Holdings Inc.	3,125	18

		Shares	Market Value ($000)
*	Bally's Corp.	1,008	18
	Johnson Outdoors Inc. Class A	406	17
*	Legacy Housing Corp.	798	16
*	Xponential Fitness Inc. Class A	2,362	16
*	Holley Inc.	3,560	15
*	America's Car-Mart Inc.	640	14
*	Inspired Entertainment Inc.	1,641	14
	JAKKS Pacific Inc.	853	14
*	Citi Trends Inc.	292	13
	Entravision Communications Corp. Class A	4,758	13
	Flexsteel Industries Inc.	329	13
*	Vuzix Corp.	4,978	13
*	Outdoor Holding Co.	6,813	13
*	Reservoir Media Inc.	1,745	13
*	Livewire Group Inc.	3,101	13
*	Motorcar Parts of America Inc.	920	12
	RCI Hospitality Holdings Inc.	492	12
*	Tile Shop Holdings Inc.	1,892	12
*	Barnes & Noble Education Inc.	1,230	12
	Designer Brands Inc. Class A	2,462	11
	Lakeland Industries Inc.	722	11
*	Starz Entertainment Corp.	1,023	11
*	U-Haul Holding Co. (XNYS)	199	10
	Hamilton Beach Brands Holding Co. Class A	607	10
	Bassett Furniture Industries Inc.	625	10
*	OneWater Marine Inc. Class A	854	10
	CuriosityStream Inc.	2,075	10
	Clarus Corp.	2,618	9
	Escalade Inc.	674	9
	Superior Group of Cos. Inc.	911	9
	Marine Products Corp.	1,109	9
*	KinderCare Learning Cos. Inc.	2,241	9
*	American Outdoor Brands Inc.	1,135	8
*	BARK Inc.	10,652	8
*	European Wax Center Inc. Class A	2,107	8
*	Gambling.com Group Ltd.	1,396	8
	Emerald Holding Inc.	2,020	7
*	Envela Corp.	583	7
*	Playstudios Inc.	10,363	7
*	Funko Inc. Class A	2,050	6
*	Gaia Inc.	1,617	6
*	1-800-Flowers.com Inc. Class A	1,855	6
*	Faraday Future Intelligent Electric Inc.	5,432	6
*	Newsmax Inc.	665	6
*	Sleep Number Corp.	931	5
	J Jill Inc.	326	5
*	Torrid Holdings Inc.	3,571	5
*	Nerdy Inc.	3,366	5
	Virco Mfg. Corp.	725	5
*	Travelzoo	498	4
*	Luminar Technologies Inc.	3,584	3
*	Black Rock Coffee Bar Inc. Class A	123	3
*	Phoenix Education Partners Inc.	84	3
*	Teads Holding Co.	3,144	2
			727,165
Consumer Staples (3.5%)
	Procter & Gamble Co.	184,005	27,262
	Coca-Cola Co.	304,583	22,271
	Philip Morris International Inc.	122,225	19,248
	PepsiCo Inc.	107,424	15,978
	McKesson Corp.	9,837	8,668
	CVS Health Corp.	98,264	7,896
	Altria Group Inc.	132,325	7,808
	Mondelez International Inc. Class A	101,723	5,856
	Cencora Inc.	14,349	5,294
	Colgate-Palmolive Co.	63,018	5,066
*	Monster Beverage Corp.	54,783	4,108
	Corteva Inc.	53,740	3,626
	Kroger Co.	47,466	3,194

		Shares	Market Value ($000)
	Sysco Corp.	38,188	2,910
	Kimberly-Clark Corp.	26,120	2,850
	Keurig Dr Pepper Inc.	102,061	2,847
	Kenvue Inc.	149,212	2,589
	Archer-Daniels-Midland Co.	37,397	2,271
	Hershey Co.	11,402	2,144
	General Mills Inc.	42,856	2,029
	Kellanova	21,847	1,827
	Kraft Heinz Co.	66,965	1,708
	Casey's General Stores Inc.	2,894	1,651
	Church & Dwight Co. Inc.	19,296	1,643
	Constellation Brands Inc. Class A	11,313	1,543
*	US Foods Holding Corp.	17,966	1,413
	McCormick & Co. Inc.	19,806	1,337
	Tyson Foods Inc. Class A	21,949	1,274
*	Performance Food Group Co.	11,946	1,160
	Clorox Co.	9,650	1,042
	Bunge Global SA	10,620	1,020
	J M Smucker Co.	8,290	864
	Conagra Brands Inc.	37,193	664
	Coca-Cola Consolidated Inc.	4,054	661
*	Sprouts Farmers Market Inc.	7,626	639
	Lamb Weston Holdings Inc.	10,497	620
	Molson Coors Beverage Co. Class B	13,116	610
	Albertsons Cos. Inc. Class A	31,549	578
	Ingredion Inc.	5,027	541
	Hormel Foods Corp.	22,741	528
*	Celsius Holdings Inc.	12,836	525
	Campbell's Co.	15,194	463
*	Darling Ingredients Inc.	12,268	449
*	Post Holdings Inc.	3,926	408
	Brown-Forman Corp. Class B	11,543	335
	Primo Brands Corp.	20,010	314
*	BellRing Brands Inc.	9,842	304
	Cal-Maine Foods Inc.	3,542	295
	Marzetti Co.	1,558	260
*	Freshpet Inc.	3,775	216
	WD-40 Co.	1,049	205
*	Vita Coco Co. Inc.	3,362	180
*	Chefs' Warehouse Inc.	2,863	176
*	United Natural Foods Inc.	4,595	171
	Flowers Foods Inc.	14,607	157
*	Simply Good Foods Co.	7,274	143
	Turning Point Brands Inc.	1,296	130
	Andersons Inc.	2,465	127
	Pilgrim's Pride Corp.	3,227	123
*	Boston Beer Co. Inc. Class A	610	119
	J & J Snack Foods Corp.	1,227	113
	Spectrum Brands Holdings Inc.	1,825	108
	Reynolds Consumer Products Inc.	4,340	108
*	TreeHouse Foods Inc.	4,332	103
*	Herbalife Ltd.	7,895	100
	Brown-Forman Corp. Class A	3,481	99
	Universal Corp.	1,813	96
	Energizer Holdings Inc.	5,046	92
	Fresh Del Monte Produce Inc.	2,531	91
	Seaboard Corp.	19	89
	Ingles Markets Inc. Class A	1,149	88
*	Vital Farms Inc.	2,662	87
*	Grocery Outlet Holding Corp.	7,088	79
	Weis Markets Inc.	1,212	79
	Dole plc	5,367	78
	Smithfield Foods Inc.	3,450	75
	Edgewell Personal Care Co.	3,500	63
*	National Beverage Corp.	1,738	59
	Tootsie Roll Industries Inc.	1,381	53
	Utz Brands Inc.	5,334	52
*	Guardian Pharmacy Services Inc. Class A	1,491	44
	John B Sanfilippo & Son Inc.	585	42
*	Mission Produce Inc.	3,502	42

		Shares	Market Value ($000)
	Oil-Dri Corp. of America	725	39
*	Seneca Foods Corp. Class A	320	39
	Nu Skin Enterprises Inc. Class A	3,734	37
	B&G Foods Inc.	6,200	29
*	Nature's Sunshine Products Inc.	1,345	28
	Natural Grocers by Vitamin Cottage Inc.	971	27
	Village Super Market Inc. Class A	770	27
	ACCO Brands Corp.	7,702	26
*	SunOpta Inc.	6,889	26
*	Mama's Creations Inc.	2,288	26
	Calavo Growers Inc.	1,120	23
	Limoneira Co.	1,508	21
	MGP Ingredients Inc.	903	21
*	Honest Co. Inc.	7,340	20
*	USANA Health Sciences Inc.	790	16
	Alico Inc.	451	16
*	Olaplex Holdings Inc.	13,583	15
*	Beauty Health Co.	9,473	14
*	BRC Inc. Class A	10,215	13
*	Westrock Coffee Co.	2,680	12
*	Lifeway Foods Inc.	451	11
*	Zevia PBC Class A	4,065	11
*	FitLife Brands Inc.	567	11
*	Hain Celestial Group Inc.	7,820	9
*	Medifast Inc.	693	8
*	HF Foods Group Inc.	2,849	7
*	Beyond Meat Inc.	6,591	6
*	Waldencast plc Class A	2,485	6
	Lifevantage Corp.	729	5
*	Ispire Technology Inc.	1,245	3
			182,730
Energy (3.0%)
	Exxon Mobil Corp.	339,588	39,365
	Chevron Corp.	150,465	22,740
	ConocoPhillips	99,280	8,805
	Williams Cos. Inc.	95,483	5,818
	Marathon Petroleum Corp.	24,087	4,666
	EOG Resources Inc.	42,818	4,618
	Phillips 66	31,966	4,378
	Valero Energy Corp.	24,506	4,332
	SLB Ltd.	117,834	4,270
	Kinder Morgan Inc.	152,407	4,164
	Baker Hughes Co.	77,803	3,906
	Cheniere Energy Inc.	17,300	3,606
	ONEOK Inc.	48,978	3,567
	EQT Corp.	48,896	2,976
	Targa Resources Corp.	16,861	2,956
	Occidental Petroleum Corp.	55,520	2,332
	Diamondback Energy Inc.	14,917	2,276
*	First Solar Inc.	7,940	2,167
	Expand Energy Corp.	17,193	2,096
	Devon Energy Corp.	49,050	1,818
	Halliburton Co.	67,052	1,758
	Coterra Energy Inc.	59,390	1,594
	TechnipFMC plc	32,084	1,452
	Texas Pacific Land Corp.	1,504	1,300
*	Nextpower Inc. Class A	11,308	1,036
	DT Midstream Inc.	7,950	966
*	Antero Resources Corp.	22,936	836
	Ovintiv Inc. (XNYS)	20,003	819
	Permian Resources Corp.	52,864	766
	Range Resources Corp.	18,470	729
	APA Corp.	27,641	690
	HF Sinclair Corp.	12,519	662
	Viper Energy Inc. Class A	13,149	480
	Antero Midstream Corp.	26,057	469
	NOV Inc.	29,034	446
	Chord Energy Corp.	4,548	427
	Weatherford International plc	5,604	419

		Shares	Market Value ($000)
*	CNX Resources Corp.	10,513	408
	Matador Resources Co.	9,186	390
	Murphy Oil Corp.	10,553	338
	Magnolia Oil & Gas Corp. Class A	14,406	333
	Core Natural Resources Inc.	4,071	326
	Archrock Inc.	12,975	318
*	Centrus Energy Corp. Class A	1,221	317
	Warrior Met Coal Inc.	3,981	312
	Noble Corp. plc	9,748	299
	Golar LNG Ltd.	7,835	290
*	Transocean Ltd. (XNYS)	65,498	289
*	Enphase Energy Inc.	9,884	285
*	Valaris Ltd.	4,963	280
*	Gulfport Energy Corp.	1,251	278
	Peabody Energy Corp.	9,533	260
	California Resources Corp.	5,223	250
	Cactus Inc. Class A	5,221	224
	PBF Energy Inc. Class A	6,454	223
	Liberty Energy Inc.	12,446	221
	Civitas Resources Inc.	7,171	211
	Helmerich & Payne Inc.	7,436	207
	Kodiak Gas Services Inc.	5,823	205
*	Tidewater Inc.	3,754	203
*	DNOW Inc.	14,063	196
*	Oceaneering International Inc.	7,318	179
	Delek US Holdings Inc.	4,594	178
*	Par Pacific Holdings Inc.	3,885	177
*	Plug Power Inc.	83,844	169
	SM Energy Co.	8,824	168
	Northern Oil & Gas Inc.	7,445	167
	Patterson-UTI Energy Inc.	28,009	163
*	Comstock Resources Inc.	5,714	153
*	Seadrill Ltd.	4,896	149
*	Alpha Metallurgical Resources Inc.	879	140
	Solaris Energy Infrastructure Inc.	2,798	134
	Crescent Energy Co. Class A	14,106	133
	Kinetik Holdings Inc.	3,382	117
*	Fluence Energy Inc.	5,904	116
*	Expro Group Holdings NV	7,957	111
*	Shoals Technologies Group Inc. Class A	12,681	106
*	Calumet Inc.	5,496	106
*	Talos Energy Inc.	9,180	105
*	American Superconductor Corp.	3,341	104
	World Kinect Corp.	4,276	99
*	Array Technologies Inc.	11,748	88
*	Ameresco Inc. Class A	2,460	85
*	CVR Energy Inc.	2,354	81
*	Bristow Group Inc.	2,139	80
*	NPK International Inc.	6,159	76
*	REX American Resources Corp.	2,286	75
*	TETRA Technologies Inc.	9,675	75
	Select Water Solutions Inc.	7,318	74
*	Helix Energy Solutions Group Inc.	10,949	73
*	Diversified Energy Co.	4,726	71
*	Innovex International Inc.	3,116	69
*	Borr Drilling Ltd.	20,345	67
*	ProPetro Holding Corp.	6,740	65
*	National Energy Services Reunited Corp.	4,455	62
*	Solid Power Inc.	11,946	62
*	NextDecade Corp.	9,901	61
*	Nabors Industries Ltd. (XNYS)	1,160	58
	Core Laboratories Inc.	3,538	53
*	Green Plains Inc.	5,035	52
	Vitesse Energy Inc.	2,426	51
	Atlas Energy Solutions Inc.	5,915	51
*	Hallador Energy Co.	2,358	48
	SandRidge Energy Inc.	3,142	44
	SunCoke Energy Inc.	6,780	44
*	Kosmos Energy Ltd.	37,991	43
*	Vital Energy Inc.	2,392	43

		Shares	Market Value ($000)
*	Gevo Inc.	16,625	36
*	Ramaco Resources Inc. Class A	2,256	35
*	T1 Energy Inc.	8,038	33
	RPC Inc.	6,050	32
*	EVgo Inc.	10,019	32
*	BKV Corp.	1,154	32
*	Forum Energy Technologies Inc.	851	27
*	Oil States International Inc.	4,101	26
	VAALCO Energy Inc.	6,882	25
*	Sable Offshore Corp.	5,784	25
	Riley Exploration Permian Inc.	891	24
	Flowco Holdings Inc. Class A	1,407	24
	Natural Gas Services Group Inc.	739	23
	Ranger Energy Services Inc. Class A	1,687	23
*	Matrix Service Co.	1,843	22
	Berry Corp.	6,164	21
	Granite Ridge Resources Inc.	3,992	21
	NACCO Industries Inc. Class A	372	18
*	Flotek Industries Inc.	1,288	18
*	Summit Midstream Corp.	715	18
*,1	New Fortress Energy Inc.	12,249	15
*	Infinity Natural Resources Inc. Class A	1,073	14
*	Kolibri Global Energy Inc.	2,953	12
*	SEACOR Marine Holdings Inc.	1,584	11
*	SunPower Inc.	6,494	11
	Evolution Petroleum Corp.	2,539	10
	W&T Offshore Inc.	5,569	10
*	DMC Global Inc.	1,510	9
	Epsilon Energy Ltd.	1,853	9
	HighPeak Energy Inc.	1,303	9
	Energy Services of America Corp.	992	9
*	Montauk Renewables Inc.	4,337	7
	FutureFuel Corp.	1,670	6
*	ProFrac Holding Corp. Class A	1,689	6
*	OPAL Fuels Inc. Class A	1,961	5
*	Mammoth Energy Services Inc.	2,358	4
*	WaterBridge Infrastructure LLC, Class A	170	4
*	Empire Petroleum Corp.	1,114	3
*	PrimeEnergy Resources Corp.	11	2
			157,464
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	144,547	74,270
	JPMorgan Chase & Co.	217,649	68,142
	Bank of America Corp.	528,386	28,348
	Wells Fargo & Co.	252,754	21,699
	Goldman Sachs Group Inc.	23,567	19,467
	Morgan Stanley	90,209	15,305
	Citigroup Inc.	143,142	14,830
	Blackrock Inc.	11,964	12,530
	Charles Schwab Corp.	133,777	12,405
	S&P Global Inc.	24,066	12,005
	Progressive Corp.	45,950	10,513
	Chubb Ltd.	29,125	8,626
	Blackstone Inc.	57,413	8,406
	CME Group Inc.	28,199	7,937
*	Robinhood Markets Inc. Class A	58,089	7,464
	Marsh & McLennan Cos. Inc.	38,666	7,093
	Intercontinental Exchange Inc.	44,719	7,034
	KKR & Co. Inc.	53,238	6,512
	Bank of New York Mellon Corp.	55,324	6,202
	US Bancorp	122,107	5,989
	Moody's Corp.	12,183	5,979
	PNC Financial Services Group Inc.	30,945	5,902
	Aon plc Class A (XNYS)	16,463	5,827
	Travelers Cos. Inc.	17,737	5,194
	Arthur J Gallagher & Co.	19,912	4,931
	Truist Financial Corp.	101,112	4,702
*	NU Holdings Ltd. Class A	262,617	4,567
*	Coinbase Global Inc. Class A	16,500	4,502

		Shares	Market Value ($000)
	Allstate Corp.	20,709	4,411
	Apollo Global Management Inc.	32,397	4,272
	Aflac Inc.	38,199	4,214
	American International Group Inc.	45,203	3,443
	Ameriprise Financial Inc.	7,492	3,414
	MetLife Inc.	44,090	3,376
	MSCI Inc.	5,905	3,329
	Hartford Insurance Group Inc.	22,049	3,021
	Prudential Financial Inc.	27,814	3,011
	Nasdaq Inc.	32,360	2,942
*	Arch Capital Group Ltd.	28,550	2,681
	State Street Corp.	22,151	2,636
*	SoFi Technologies Inc.	88,618	2,634
	Willis Towers Watson plc	7,681	2,466
	M&T Bank Corp.	12,311	2,342
	Ares Management Corp. Class A	14,805	2,322
	Fifth Third Bancorp	52,344	2,275
	Raymond James Financial Inc.	14,302	2,239
	LPL Financial Holdings Inc.	6,266	2,231
	Interactive Brokers Group Inc. Class A	33,753	2,195
	Cboe Global Markets Inc.	8,203	2,118
	Broadridge Financial Solutions Inc.	9,120	2,080
*	Markel Group Inc.	977	2,033
	Cincinnati Financial Corp.	12,060	2,021
	Huntington Bancshares Inc.	122,231	1,992
	Northern Trust Corp.	14,886	1,955
	Citizens Financial Group Inc.	34,080	1,844
	Regions Financial Corp.	70,997	1,807
	W R Berkley Corp.	22,681	1,762
	Brown & Brown Inc.	21,835	1,756
	T Rowe Price Group Inc.	17,110	1,752
	Brookfield Asset Management Ltd. Class A	29,928	1,578
	Principal Financial Group Inc.	17,487	1,483
	Rocket Cos. Inc. Class A	73,690	1,472
	Loews Corp.	13,490	1,455
	First Citizens BancShares Inc. Class A	744	1,397
	KeyCorp	74,562	1,370
	Fidelity National Financial Inc.	20,322	1,208
	Annaly Capital Management Inc.	50,409	1,149
	East West Bancorp Inc.	10,707	1,142
	Carlyle Group Inc.	20,472	1,116
	Equitable Holdings Inc.	23,516	1,098
	Everest Group Ltd.	3,292	1,035
	Unum Group	13,242	1,006
	Tradeweb Markets Inc. Class A	9,131	994
	Reinsurance Group of America Inc.	5,173	982
	Stifel Financial Corp.	7,813	953
	RenaissanceRe Holdings Ltd.	3,626	947
	Evercore Inc. Class A	2,881	922
	Assurant Inc.	3,964	904
	Ally Financial Inc.	21,597	892
	First Horizon Corp.	39,406	880
	Globe Life Inc.	6,498	875
	AGNC Investment Corp.	81,564	856
	FactSet Research Systems Inc.	2,976	825
	Old Republic International Corp.	17,858	823
	Comerica Inc.	9,997	804
	Webster Financial Corp.	13,112	781
	Houlihan Lokey Inc.	4,231	742
	Blue Owl Capital Inc.	47,610	714
	American Financial Group Inc.	5,162	711
	Southstate Bank Corp.	7,874	705
	Invesco Ltd.	28,437	695
	Wintrust Financial Corp.	5,155	691
	Jefferies Financial Group Inc.	11,992	690
	Western Alliance Bancorp	8,417	686
	Kinsale Capital Group Inc.	1,734	667
	Primerica Inc.	2,579	664
	SEI Investments Co.	8,134	658
	Columbia Banking System Inc.	23,218	644

		Shares	Market Value ($000)
	Corebridge Financial Inc.	21,133	634
	UMB Financial Corp.	5,650	628
	XP Inc. Class A	31,796	627
	TPG Inc.	10,350	611
	Axis Capital Holdings Ltd.	5,938	607
	Zions Bancorp NA	11,307	602
	Popular Inc.	5,237	601
	Old National Bancorp	27,244	592
	Affiliated Managers Group Inc.	2,162	581
	Cadence Bank	14,494	577
	OneMain Holdings Inc.	9,290	576
	Cullen / Frost Bankers Inc.	4,641	574
	Lincoln National Corp.	13,547	557
	Franklin Resources Inc.	24,157	546
	Pinnacle Financial Partners Inc.	5,960	546
	Jackson Financial Inc. Class A	5,561	545
	Voya Financial Inc.	7,533	530
	Synovus Financial Corp.	10,814	521
	Commerce Bancshares Inc.	9,632	519
	MGIC Investment Corp.	18,300	519
	Hanover Insurance Group Inc.	2,788	517
	First American Financial Corp.	7,597	500
	Starwood Property Trust Inc.	27,048	496
	Prosperity Bancshares Inc.	7,172	493
	FirstCash Holdings Inc.	3,080	488
	Rithm Capital Corp.	41,869	481
	SLM Corp.	16,384	480
	Ryan Specialty Holdings Inc.	8,219	477
	Essent Group Ltd.	7,575	475
	FNB Corp.	28,019	466
	MarketAxess Holdings Inc.	2,840	465
	Piper Sandler Cos.	1,345	452
*	Riot Platforms Inc.	26,955	435
	Janus Henderson Group plc	9,752	426
	Valley National Bancorp	37,534	425
*	Clearwater Analytics Holdings Inc. Class A	18,992	419
	Glacier Bancorp Inc.	9,838	416
	Home BancShares Inc.	14,724	413
	White Mountains Insurance Group Ltd.	203	411
	Hancock Whitney Corp.	6,715	407
	United Bankshares Inc.	10,881	405
	RLI Corp.	6,431	397
	Hamilton Lane Inc. Class A	3,131	388
	Morningstar Inc.	1,808	388
	Bank OZK	8,387	386
	Ameris Bancorp	5,082	385
	Selective Insurance Group Inc.	4,795	377
	Radian Group Inc.	10,481	373
	Atlantic Union Bankshares Corp.	10,938	370
	Moelis & Co. Class A	5,710	366
	Lazard Inc.	7,224	365
*	Axos Financial Inc.	4,175	343
*	MARA Holdings Inc.	28,745	340
	StepStone Group Inc. Class A	5,370	339
	Associated Banc-Corp.	12,865	338
*	Lemonade Inc.	4,302	336
	First Financial Bankshares Inc.	10,583	331
	Eastern Bankshares Inc.	17,431	328
	Assured Guaranty Ltd.	3,579	324
*	StoneX Group Inc.	3,579	324
*	Texas Capital Bancshares Inc.	3,531	318
	CNO Financial Group Inc.	7,531	308
	PennyMac Financial Services Inc.	2,258	304
	PJT Partners Inc. Class A	1,777	299
*	Brighthouse Financial Inc.	4,526	297
*	Circle Internet Group Inc.	3,694	295
*	Upstart Holdings Inc.	6,496	292
	United Community Banks Inc.	9,457	289
	Flagstar Bank NA	23,462	287
	ServisFirst Bancshares Inc.	3,986	284

		Shares	Market Value ($000)
	International Bancshares Corp.	4,215	280
*	Genworth Financial Inc.	32,193	279
	Independent Bank Corp. (XNGS)	3,736	269
*	Oscar Health Inc. Class A	14,902	268
	BankUnited Inc.	5,950	257
	Renasant Corp.	7,202	255
	Fulton Financial Corp.	13,999	254
	Cathay General Bancorp	5,226	253
*	Palomar Holdings Inc.	2,030	252
	Blackstone Mortgage Trust Inc. Class A	12,760	248
	First BanCorp (XNYS)	12,456	246
	BGC Group Inc. Class A	28,309	246
	Bread Financial Holdings Inc.	3,604	244
	First Hawaiian Inc.	9,802	244
*	Enova International Inc.	1,854	243
	WSFS Financial Corp.	4,256	238
	WesBanco Inc.	7,340	237
	Community Financial System Inc.	4,103	233
	Simmons First National Corp. Class A	12,354	229
*	NMI Holdings Inc.	5,988	228
	First Interstate BancSystem Inc. Class A	6,909	227
*	Bancorp Inc.	3,497	224
	Virtu Financial Inc. Class A	6,238	223
	Victory Capital Holdings Inc. Class A	3,454	217
	Seacoast Banking Corp. of Florida	6,544	207
	Artisan Partners Asset Management Inc. Class A	4,897	203
	CVB Financial Corp.	10,213	201
	Park National Corp.	1,297	199
	Bank of Hawaii Corp.	3,017	198
	Provident Financial Services Inc.	10,257	197
	BOK Financial Corp.	1,714	193
	Kemper Corp.	4,727	193
	Mercury General Corp.	2,076	193
	WaFd Inc.	6,105	193
	Towne Bank	5,733	192
	First Financial Bancorp	7,654	190
	Banner Corp.	2,923	184
	Banc of California Inc.	9,839	181
*	Freedom Holding Corp.	1,373	181
	BancFirst Corp.	1,627	180
	FB Financial Corp.	3,215	180
	Trustmark Corp.	4,433	172
	Walker & Dunlop Inc.	2,600	168
	NBT Bancorp Inc.	4,020	167
	First Merchants Corp.	4,496	166
	ARMOUR Residential REIT Inc.	9,239	162
	Beacon Financial Corp.	6,309	161
	Stewart Information Services Corp.	2,107	161
*	SiriusPoint Ltd.	7,762	161
*	Credit Acceptance Corp.	346	160
	First Busey Corp.	6,697	158
*	LendingClub Corp.	8,723	158
*	Dave Inc.	723	158
	Enterprise Financial Services Corp.	2,872	157
	First Bancorp / Southern Pines NC	3,084	157
*	Customers Bancorp Inc.	2,257	156
*	Baldwin Insurance Group Inc.	5,275	150
	Bank of NT Butterfield & Son Ltd.	3,198	149
	Burford Capital Ltd.	15,359	147
	Horace Mann Educators Corp.	3,186	146
	Marex Group plc	4,093	142
	HCI Group Inc.	790	140
	Cohen & Steers Inc.	2,188	138
	Dynex Capital Inc.	9,845	138
	Northwest Bancshares Inc.	11,448	137
	OFG Bancorp	3,413	136
	Stock Yards Bancorp Inc.	2,056	136
	City Holding Co.	1,101	134
	First Commonwealth Financial Corp.	8,221	134
	German American Bancorp Inc.	3,364	134

		Shares	Market Value ($000)
	Goosehead Insurance Inc. Class A	1,863	133
*	Skyward Specialty Insurance Group Inc.	2,718	133
	Arbor Realty Trust Inc.	14,782	132
	Pathward Financial Inc.	1,815	131
	Nelnet Inc. Class A	997	129
	Nicolet Bankshares Inc.	1,022	129
	Federal Agricultural Mortgage Corp. Class C	724	124
	Hilltop Holdings Inc.	3,488	120
	Lakeland Financial Corp.	2,021	118
	Stellar Bancorp Inc.	3,724	118
	TriCo Bancshares	2,422	117
	S&T Bancorp Inc.	2,940	116
	Apollo Commercial Real Estate Finance Inc.	11,234	114
*	Coastal Financial Corp.	1,008	112
	National Bank Holdings Corp. Class A	2,970	111
	WisdomTree Inc.	9,489	105
	QCR Holdings Inc.	1,245	102
	Hope Bancorp Inc.	9,459	100
*	Trupanion Inc.	2,846	100
	Banco Latinoamericano de Comercio Exterior SA	2,234	100
	Ladder Capital Corp.	8,736	97
*	Triumph Financial Inc.	1,774	97
	Ellington Financial Inc.	6,989	96
*	ProAssurance Corp.	3,966	96
*	Hamilton Insurance Group Ltd. Class B	3,521	96
	Acadian Asset Management Inc.	2,059	92
	ConnectOne Bancorp Inc.	3,562	90
*	Encore Capital Group Inc.	1,735	90
	Live Oak Bancshares Inc.	2,806	90
	1st Source Corp.	1,427	89
	Safety Insurance Group Inc.	1,176	89
	Westamerica BanCorp	1,857	89
	Dime Community Bancshares Inc.	3,050	86
	Perella Weinberg Partners	4,708	86
	Fidelis Insurance Holdings Ltd.	4,540	86
	Preferred Bank	896	85
	Enact Holdings Inc.	2,186	85
	PennyMac Mortgage Investment Trust	6,576	84
	Bank First Corp.	665	83
	OceanFirst Financial Corp.	4,314	81
	Virtus Investment Partners Inc.	503	80
	MFA Financial Inc.	8,342	80
	Origin Bancorp Inc.	2,184	79
	Peoples Bancorp Inc.	2,680	79
	CNA Financial Corp.	1,642	77
	Two Harbors Investment Corp.	7,542	76
	Chimera Investment Corp.	5,906	76
	Employers Holdings Inc.	1,858	74
	Old Second Bancorp Inc.	3,950	74
	Tompkins Financial Corp.	1,037	72
	Univest Financial Corp.	2,271	72
	TFS Financial Corp.	4,984	71
	Patria Investments Ltd. Class A	4,734	71
	UWM Holdings Corp.	12,073	71
*	Root Inc. Class A	873	71
	Orchid Island Capital Inc.	9,493	69
	Community Trust Bancorp Inc.	1,233	68
	Hanmi Financial Corp.	2,460	68
	Cannae Holdings Inc.	4,170	67
	Universal Insurance Holdings Inc.	1,997	66
	Brookfield Business Corp. Class A	1,882	66
	Byline Bancorp Inc.	2,334	65
	Merchants Bancorp	1,988	65
	Navient Corp.	5,272	65
	Franklin BSP Realty Trust Inc. REIT	6,224	65
	Central Pacific Financial Corp.	2,109	63
	Burke & Herbert Financial Services Corp.	965	63
	Southside Bancshares Inc.	2,074	61
	United Fire Group Inc.	1,661	61
	Esquire Financial Holdings Inc.	594	61

		Shares	Market Value ($000)
*	Porch Group Inc.	6,254	61
	First Mid Bancshares Inc.	1,579	60
	Washington Trust Bancorp Inc.	2,106	60
	TrustCo Bank Corp. NY	1,416	60
	Capitol Federal Financial Inc.	8,955	59
	Heritage Financial Corp.	2,471	59
	NB Bancorp Inc.	2,985	58
	Amerant Bancorp Inc.	3,024	57
	AMERISAFE Inc.	1,397	57
	Redwood Trust Inc.	10,026	55
	Business First Bancshares Inc.	2,078	54
	Horizon Bancorp Inc.	3,169	54
	Camden National Corp.	1,301	53
	Independent Bank Corp.	1,623	53
	Mercantile Bank Corp.	1,147	53
*	PRA Group Inc.	3,246	53
	Amalgamated Financial Corp.	1,800	53
	CNB Financial Corp.	2,024	52
	First Financial Corp.	896	52
	Heritage Commerce Corp.	4,791	52
	Metropolitan Bank Holding Corp.	696	52
	Brightspire Capital Inc.	9,192	52
*	Columbia Financial Inc.	3,231	51
	Northeast Bank	575	51
	MidWestOne Financial Group Inc.	1,261	50
	F&G Annuities & Life Inc.	1,546	50
	HomeTrust Bancshares Inc.	1,198	49
	Adamas Trust Inc.	6,407	49
*	LendingTree Inc.	850	48
*	Hippo Holdings Inc.	1,455	48
*	Heritage Insurance Holdings Inc.	1,604	47
	Orrstown Financial Services Inc.	1,318	47
	Financial Institutions Inc.	1,506	46
	RBB Bancorp	2,312	46
*	Forge Global Holdings Inc.	1,026	46
	Capital City Bank Group Inc.	1,082	45
	Northrim BanCorp Inc.	1,844	45
	Southern Missouri Bancorp Inc.	801	45
	Mid Penn Bancorp Inc.	1,553	45
	TPG RE Finance Trust Inc.	4,886	44
*	Aspen Insurance Holdings Ltd. Class A	1,177	44
	Equity Bancshares Inc. Class A	980	43
	Eagle Bancorp Inc.	2,201	42
	SmartFinancial Inc.	1,145	42
	Five Star Bancorp	1,210	42
*	Third Coast Bancshares Inc.	1,111	42
	GCM Grosvenor Inc. Class A	3,771	41
	P10 Inc. Class A	4,420	41
	Invesco Mortgage Capital Inc. REIT	4,948	41
	First Community Bankshares Inc.	1,193	40
	Great Southern Bancorp Inc.	665	40
	Republic Bancorp Inc. Class A	576	40
	Farmers National Banc Corp.	2,870	39
	Flushing Financial Corp.	2,353	39
	Alerus Financial Corp.	1,812	39
	Metrocity Bankshares Inc.	1,476	39
	Shore Bancshares Inc.	2,181	38
	Compass Diversified Holdings	5,220	38
	Civista Bancshares Inc.	1,608	37
	Hingham Institution for Savings	127	37
*	Bowhead Specialty Holdings Inc.	1,312	37
	Arrow Financial Corp.	1,202	36
	Peoples Financial Services Corp.	733	36
	South Plains Financial Inc.	957	36
	First Business Financial Services Inc.	671	35
*	Slide Insurance Holdings Inc.	2,048	35
	KKR Real Estate Finance Trust Inc.	4,036	34
	Peapack-Gladstone Financial Corp.	1,269	34
	ACNB Corp.	711	34
	ChoiceOne Financial Services Inc.	1,115	34

		Shares	Market Value ($000)
*	California BanCorp	1,775	34
*	Octave Specialty Group Inc.	3,709	33
	Bar Harbor Bankshares	1,058	32
	Home Bancorp Inc.	569	32
	Investors Title Co.	115	32
	Sierra Bancorp	1,016	32
*	Southern First Bancshares Inc.	624	32
	Ready Capital Corp.	12,196	31
	Tiptree Inc.	1,623	31
*	World Acceptance Corp.	198	31
	Northfield Bancorp Inc.	2,767	30
	Community West Bancshares	1,322	30
*	Firstsun Capital Bancorp	905	30
	Bank of Marin Bancorp	1,088	29
*	First Foundation Inc.	5,503	29
*	Bridgewater Bancshares Inc.	1,592	28
	Regional Management Corp.	744	28
*	Greenlight Capital Re Ltd. Class A	2,119	28
	Capital Bancorp Inc.	1,007	28
*	Carter Bankshares Inc.	1,543	28
	Kearny Financial Corp.	3,943	27
	MVB Financial Corp.	1,009	27
	Midland States Bancorp Inc.	1,640	27
	American Coastal Insurance Corp.	2,292	27
	Orange County Bancorp Inc.	984	27
	Red River Bancshares Inc.	373	26
*	Claros Mortgage Trust Inc.	7,796	26
	Ares Commercial Real Estate Corp.	4,620	25
	BayCom Corp.	820	24
	Citizens & Northern Corp.	1,172	24
	First Bank	1,550	24
*	MBIA Inc.	3,232	24
	Unity Bancorp Inc.	478	24
	Plumas Bancorp	559	24
	Northeast Community Bancorp Inc.	1,134	24
	NewtekOne Inc.	2,285	24
	Donegal Group Inc. Class A	1,136	23
	Farmers & Merchants Bancorp Inc.	957	23
	OppFi Inc.	2,271	23
	Bankwell Financial Group Inc.	479	22
	First Bancorp Inc. (XNGS)	856	22
*	Mechanics Bancorp Class A	1,444	22
	West BanCorp. Inc.	973	22
	Blue Ridge Bankshares Inc.	5,182	22
	Timberland Bancorp Inc.	615	21
	Fidelity D&D Bancorp Inc.	452	20
	Primis Financial Corp.	1,742	20
*	Ponce Financial Group Inc.	1,277	20
	John Marshall Bancorp Inc.	988	20
*	Abacus Global Management Inc.	3,074	20
*	GBank Financial Holdings Inc.	585	20
	Diamond Hill Investment Group Inc.	164	19
	Norwood Financial Corp.	678	19
	Colony Bankcorp Inc.	1,100	19
*	Kingsway Financial Services Inc.	1,490	19
*	Better Home & Finance Holding Co.	400	19
	Jefferson Capital Inc.	896	19
	Investar Holding Corp.	724	18
	LCNB Corp.	1,148	18
*	Selectquote Inc.	12,081	18
*	First Western Financial Inc.	727	18
	HBT Financial Inc.	760	18
	Franklin Financial Services Corp.	329	18
*	Onity Group Inc.	403	18
	AG Mortgage Investment Trust Inc.	2,198	18
*	loanDepot Inc. Class A	6,308	18
	Chicago Atlantic Real Estate Finance Inc.	1,430	18
*	FB Bancorp Inc.	1,446	18
	Chemung Financial Corp.	330	17
*	Citizens Inc.	2,786	17

		Shares	Market Value ($000)
	FS Bancorp Inc.	423	17
	First Community Corp.	583	17
	First United Corp.	457	17
	FVCBankcorp Inc.	1,374	17
	Waterstone Financial Inc.	1,100	17
	Western New England Bancorp Inc.	1,403	17
	Ames National Corp.	785	17
*	Blue Foundry Bancorp	1,519	17
	Middlefield Banc Corp.	448	16
*	Open Lending Corp.	8,535	16
	Citizens Financial Services Inc.	279	16
	C&F Financial Corp.	215	15
	National Bankshares Inc.	499	15
	PCB Bancorp	679	15
*	Oportun Financial Corp.	2,836	15
	Hawthorn Bancshares Inc.	451	15
	Oak Valley Bancorp	541	15
	Virginia National Bankshares Corp.	378	15
	First National Corp.	607	15
	USCB Financial Holdings Inc.	823	15
	Crawford & Co. Class A	1,234	14
	Medallion Financial Corp.	1,443	14
*	Velocity Financial Inc.	735	14
	First Savings Financial Group Inc.	443	14
	Eagle Financial Services Inc.	366	14
	Northpointe Bancshares Inc.	816	14
	James River Group Holdings Inc.	2,391	14
	CB Financial Services Inc.	360	13
	Parke Bancorp Inc.	546	13
	Greene County Bancorp Inc.	550	13
	First Capital Inc.	254	13
	Citizens Community Bancorp Inc.	775	13
*	Finwise Bancorp	697	13
	Linkbancorp Inc.	1,740	13
*	AlTi Global Inc.	3,182	13
*	BV Financial Inc.	699	13
*	Bakkt Holdings Inc.	795	13
*	American Integrity Insurance Group Inc.	624	13
	OP Bancorp	911	12
	Finward Bancorp	313	12
*	Ategrity Specialty Holdings LLC	629	12
	BankFinancial Corp.	907	11
	First Internet Bancorp	565	11
	Ohio Valley Banc Corp.	293	11
	Peoples Bancorp of North Carolina Inc.	338	11
	Riverview Bancorp Inc.	2,062	11
	United Security Bancshares	1,091	11
	MainStreet Bancshares Inc.	553	11
	Bank7 Corp.	277	11
	Meridian Corp.	716	11
*	Security National Financial Corp. Class A	1,227	11
	Landmark Bancorp Inc.	376	11
	Nexpoint Real Estate Finance Inc.	734	11
*	ECB Bancorp Inc.	620	11
	BCB Bancorp Inc.	1,278	10
*	eHealth Inc.	2,506	10
	Rithm Property Trust Inc.	3,676	10
	Kingstone Cos. Inc.	639	10
	Westwood Holdings Group Inc.	587	10
*	Pioneer Bancorp Inc.	748	10
	CF Bankshares Inc.	398	10
	Richmond Mutual BanCorp. Inc.	710	10
	SB Financial Group Inc.	479	10
	Sound Financial Bancorp Inc.	222	10
	Eagle Bancorp Montana Inc.	612	10
*	ACRES Commercial Realty Corp.	481	10
	Seven Hills Realty Trust	1,126	10
	SR Bancorp Inc.	670	10
*	Finance Of America Cos. Inc. Class A	399	10
*	Chain Bridge Bancorp Inc. Class A	318	10

		Shares	Market Value ($000)
	Hanover Bancorp Inc.	446	10
*	Patriot National Bancorp Inc.	6,993	10
*	CoastalSouth Bancshares Inc.	429	10
	Union Bankshares Inc.	385	9
	Silvercrest Asset Management Group Inc. Class A	661	9
	Princeton Bancorp Inc.	270	9
	Sunrise Realty Trust Inc.	887	9
	Angel Oak Mortgage REIT Inc.	891	8
	Lument Finance Trust Inc.	4,310	7
*	NI Holdings Inc.	442	6
*	Consumer Portfolio Services Inc.	721	6
	Advanced Flower Capital Inc.	2,160	6
	NexPoint Diversified Real Estate Trust	2,195	6
*	Kestrel Group Ltd.	368	6
*	Triller Group Inc.	14,397	6
*	Prairie Operating Co.	2,415	5
*	Miami International Holdings Inc.	103	5
*	Neptune Insurance Holdings Inc. Class A	80	2
*	GoHealth Inc. Class A	342	1
*	Avidbank Holdings Inc.	54	1
*	Gemini Space Station Inc. Class A	85	1
*,2	Sterling Bancorp Inc.	1,575	—
			570,684
Health Care (9.8%)
	Eli Lilly & Co.	62,808	67,548
	Johnson & Johnson	188,613	39,028
	AbbVie Inc.	138,855	31,617
	UnitedHealth Group Inc.	71,359	23,532
	Merck & Co. Inc.	197,554	20,710
	Thermo Fisher Scientific Inc.	29,611	17,495
	Abbott Laboratories	135,715	17,494
*	Intuitive Surgical Inc.	27,983	16,048
	Amgen Inc.	42,175	14,570
	Gilead Sciences Inc.	97,667	12,290
*	Boston Scientific Corp.	115,682	11,751
	Pfizer Inc.	445,650	11,471
	Danaher Corp.	50,033	11,346
	Medtronic plc	100,498	10,585
	Stryker Corp.	26,960	10,007
*	Vertex Pharmaceuticals Inc.	20,179	8,750
	Bristol-Myers Squibb Co.	159,895	7,867
	HCA Healthcare Inc.	13,401	6,812
	Regeneron Pharmaceuticals Inc.	8,187	6,387
	Elevance Health Inc.	17,766	6,010
	Cigna Group	20,684	5,735
*	IDEXX Laboratories Inc.	6,332	4,767
	Zoetis Inc.	35,023	4,489
*	Alnylam Pharmaceuticals Inc.	9,799	4,422
	Becton Dickinson & Co.	22,457	4,357
	Cardinal Health Inc.	18,709	3,971
*	Edwards Lifesciences Corp.	45,151	3,913
	Agilent Technologies Inc.	22,390	3,437
*	IQVIA Holdings Inc.	13,214	3,039
*	Insmed Inc.	14,580	3,029
	ResMed Inc.	11,458	2,931
	GE HealthCare Technologies Inc.	35,962	2,877
*	Veeva Systems Inc. Class A	11,552	2,776
*	Natera Inc.	10,165	2,428
	Humana Inc.	9,441	2,320
*	Biogen Inc.	11,444	2,084
	STERIS plc	7,685	2,046
*	Dexcom Inc.	30,582	1,941
*	Waters Corp.	4,658	1,879
*	Insulet Corp.	5,483	1,794
	Labcorp Holdings Inc.	6,538	1,757
*	United Therapeutics Corp.	3,477	1,690
	Quest Diagnostics Inc.	8,772	1,660
*	Illumina Inc.	12,373	1,626
	West Pharmaceutical Services Inc.	5,596	1,552

		Shares	Market Value ($000)
	Zimmer Biomet Holdings Inc.	15,489	1,511
*	Centene Corp.	38,367	1,509
*	Exact Sciences Corp.	14,649	1,484
*	Tenet Healthcare Corp.	6,812	1,477
*	Hologic Inc.	17,447	1,308
*	Incyte Corp.	12,481	1,304
*	Cooper Cos. Inc.	15,593	1,215
	Royalty Pharma plc Class A	29,696	1,188
*	Neurocrine Biosciences Inc.	7,584	1,154
*	Revolution Medicines Inc.	13,529	1,052
*	Medpace Holdings Inc.	1,751	1,037
	Universal Health Services Inc. Class B	4,255	1,037
*	Ionis Pharmaceuticals Inc.	12,355	1,022
*	Guardant Health Inc.	9,253	1,003
	Revvity Inc.	9,483	990
*	Solventum Corp.	11,573	987
	Viatris Inc.	92,049	984
*	Exelixis Inc.	20,544	907
	Encompass Health Corp.	7,799	906
*	Elanco Animal Health Inc. (XNYS)	38,614	899
*	Bridgebio Pharma Inc.	12,068	869
*	Madrigal Pharmaceuticals Inc.	1,441	860
*	Penumbra Inc.	2,929	859
*	BioMarin Pharmaceutical Inc.	14,918	834
*	Globus Medical Inc. Class A	8,903	811
	Ensign Group Inc.	4,336	805
*	Jazz Pharmaceuticals plc	4,561	805
	QIAGEN NV	16,638	794
	Bio-Techne Corp.	12,285	793
*	Align Technology Inc.	5,370	790
	Baxter International Inc.	39,955	749
*	Moderna Inc.	27,598	717
*	Repligen Corp.	4,115	704
*	HealthEquity Inc.	6,621	696
*	Halozyme Therapeutics Inc.	9,611	686
*	Charles River Laboratories International Inc.	3,818	680
*	Roivant Sciences Ltd.	30,365	632
*	Henry Schein Inc.	8,432	629
*	Molina Healthcare Inc.	4,182	620
*	Cytokinetics Inc.	9,072	618
*	Avantor Inc.	51,507	604
*	Hims & Hers Health Inc.	14,778	588
*	Corcept Therapeutics Inc.	7,346	583
*	Avidity Biosciences Inc.	7,907	567
*	Doximity Inc. Class A	10,419	536
*	PTC Therapeutics Inc.	6,014	517
*	Masimo Corp.	3,528	503
*	Tempus AI Inc.	6,419	500
*	Arrowhead Pharmaceuticals Inc.	9,427	497
	Chemed Corp.	1,120	492
*	Bio-Rad Laboratories Inc. Class A	1,461	475
*	Axsome Therapeutics Inc.	3,101	470
*	Glaukos Corp.	4,334	461
*	iRhythm Technologies Inc.	2,453	461
*	Cogent Biosciences Inc.	10,978	442
*	RadNet Inc.	5,290	438
*	Rhythm Pharmaceuticals Inc.	4,011	438
*	Vaxcyte Inc.	8,799	437
*	Krystal Biotech Inc.	1,922	419
*	Nuvalent Inc. Class A	3,723	407
*	Protagonist Therapeutics Inc.	4,472	402
*	Option Care Health Inc.	12,815	399
	Teleflex Inc.	3,459	396
	Bruker Corp.	8,058	393
*	Merit Medical Systems Inc.	4,514	391
*	TG Therapeutics Inc.	11,236	374
*	TransMedics Group Inc.	2,551	373
*	Alkermes plc	12,624	373
*	DaVita Inc.	2,942	352
*	ADMA Biologics Inc.	18,029	346

		Shares	Market Value ($000)
*	CRISPR Therapeutics AG	6,379	341
*	Viking Therapeutics Inc.	8,629	318
*	Crinetics Pharmaceuticals Inc.	6,964	317
*	Indivior plc	9,408	316
*	Lantheus Holdings Inc.	5,296	312
*	Praxis Precision Medicines Inc.	1,590	312
*	Waystar Holding Corp.	8,392	310
*	Haemonetics Corp.	3,746	305
*	Ligand Pharmaceuticals Inc.	1,469	298
*	BrightSpring Health Services Inc.	8,247	298
*	Akero Therapeutics Inc.	5,468	297
*	Sotera Health Co.	16,466	288
*	Veracyte Inc.	6,047	286
*	Inspire Medical Systems Inc.	2,254	280
*	ICU Medical Inc.	1,863	277
*	Scholar Rock Holding Corp.	6,229	274
*	Envista Holdings Corp.	13,063	273
*	LivaNova plc	4,200	268
*	GRAIL Inc.	2,412	266
*	Xenon Pharmaceuticals Inc.	5,883	263
*	Cidara Therapeutics Inc.	1,193	262
*	Kymera Therapeutics Inc.	3,838	261
*	Arcutis Biotherapeutics Inc.	8,155	250
*	GeneDx Holdings Corp.	1,466	245
*	ACADIA Pharmaceuticals Inc.	9,752	244
*	Ultragenyx Pharmaceutical Inc.	6,938	241
*	Travere Therapeutics Inc.	6,815	241
*	Tarsus Pharmaceuticals Inc.	2,994	239
*	Prestige Consumer Healthcare Inc.	3,891	232
*	Celcuity Inc.	2,287	231
*	Adaptive Biotechnologies Corp.	11,540	227
*	Mirum Pharmaceuticals Inc.	3,101	227
*	Ideaya Biosciences Inc.	6,214	221
*	Alignment Healthcare Inc.	11,233	216
*	Privia Health Group Inc.	8,844	216
*	Catalyst Pharmaceuticals Inc.	9,006	211
*	Amicus Therapeutics Inc.	21,144	210
*	Alphatec Holdings Inc.	9,214	208
*	Denali Therapeutics Inc.	10,172	198
*	Brookdale Senior Living Inc.	17,590	196
*	CG oncology Inc.	4,303	193
*	Integer Holdings Corp.	2,653	192
*	Supernus Pharmaceuticals Inc.	4,217	192
*	Arcellx Inc.	2,640	192
*	Apogee Therapeutics Inc.	2,630	189
*	Beam Therapeutics Inc.	7,364	187
	Concentra Group Holdings Parent Inc.	9,089	187
*	Dyne Therapeutics Inc.	8,369	183
*	Apellis Pharmaceuticals Inc.	8,520	181
	DENTSPLY SIRONA Inc.	15,555	176
*	Addus HomeCare Corp.	1,423	171
*	Viridian Therapeutics Inc.	5,360	171
*	Ocular Therapeutix Inc.	13,980	170
*	Disc Medicine Inc.	1,824	170
*	CorVel Corp.	2,258	165
*	Terns Pharmaceuticals Inc.	5,872	165
*	Summit Therapeutics Inc. (XNMS)	9,192	164
*	Soleno Therapeutics Inc.	3,220	162
*	Pediatrix Medical Group Inc.	6,650	160
*	Liquidia Corp.	4,839	158
	Organon & Co.	20,424	157
*	Vericel Corp.	3,851	155
*	10X Genomics Inc. Class A	8,142	153
*	Sarepta Therapeutics Inc.	7,133	152
*	Nuvation Bio Inc.	18,945	152
*	Progyny Inc.	5,729	151
*	Twist Bioscience Corp.	4,683	150
*	Warby Parker Inc. Class A	7,491	148
*	Avadel Pharmaceuticals plc	6,823	147
*	Amneal Pharmaceuticals Inc.	11,549	145

		Shares	Market Value ($000)
*	Aurinia Pharmaceuticals Inc.	8,780	142
	Perrigo Co. plc	10,578	141
*	QuidelOrtho Corp.	5,152	141
*	AtriCure Inc.	3,801	137
*	Arcus Biosciences Inc.	5,222	136
*	Celldex Therapeutics Inc.	5,031	136
*	Artivion Inc.	2,892	135
	National HealthCare Corp.	989	135
	LeMaitre Vascular Inc.	1,618	134
*	Omnicell Inc.	3,663	134
*	Syndax Pharmaceuticals Inc.	6,770	134
*	Edgewise Therapeutics Inc.	5,134	134
*	Vera Therapeutics Inc.	3,982	134
*	UFP Technologies Inc.	586	133
*	Recursion Pharmaceuticals Inc. Class A	28,758	133
*	Enovis Corp.	4,387	133
	Select Medical Holdings Corp.	8,528	132
*	Immunovant Inc.	5,354	129
*	PROCEPT BioRobotics Corp.	4,076	129
*	PACS Group Inc.	3,858	129
*	Agios Pharmaceuticals Inc.	4,392	128
*	Olema Pharmaceuticals Inc.	4,524	128
*	Mineralys Therapeutics Inc.	2,976	128
*	MannKind Corp.	23,531	126
*	NeoGenomics Inc.	10,236	124
*	Acadia Healthcare Co. Inc.	7,078	122
*	Harmony Biosciences Holdings Inc.	3,386	120
*	BioCryst Pharmaceuticals Inc.	16,521	119
*	ANI Pharmaceuticals Inc.	1,383	117
*	Tandem Diabetes Care Inc.	5,414	114
*	Azenta Inc.	3,170	113
*	Collegium Pharmaceutical Inc.	2,413	113
*	Spyre Therapeutics Inc.	3,779	113
*	Zymeworks Inc.	4,085	109
*	Immunome Inc.	5,852	108
*	Ardelyx Inc.	18,424	107
*	Janux Therapeutics Inc.	3,110	106
*	Innoviva Inc.	4,843	105
*	Teladoc Health Inc.	13,852	105
*	Stoke Therapeutics Inc.	3,405	105
*	Healthcare Services Group Inc.	5,552	104
*	Axogen Inc.	3,608	103
*	STAAR Surgical Co.	3,877	103
*	Surgery Partners Inc.	5,990	102
*	Novocure Ltd.	7,941	102
	CONMED Corp.	2,317	101
*	Harrow Inc.	2,416	101
*	Neogen Corp.	16,737	100
*	Nurix Therapeutics Inc.	5,665	100
*	Xencor Inc.	5,480	95
*	Fortrea Holdings Inc.	7,383	94
*	Phreesia Inc.	4,522	93
*	Beta Bionics Inc.	2,911	91
	US Physical Therapy Inc.	1,197	88
*	Trevi Therapeutics Inc.	6,698	88
*	Dynavax Technologies Corp.	7,689	87
*	Castle Biosciences Inc.	2,166	87
*	Certara Inc.	9,357	86
*	Xeris Biopharma Holdings Inc.	11,810	85
*	UroGen Pharma Ltd.	2,918	84
*	BioLife Solutions Inc.	3,056	81
*	Relay Therapeutics Inc.	10,202	81
*	Pacira BioSciences Inc.	3,388	80
*	Novavax Inc.	11,138	79
*	Clover Health Investments Corp.	31,590	79
*	Kura Oncology Inc.	6,461	78
*	AdaptHealth Corp.	7,963	77
*	Amphastar Pharmaceuticals Inc.	2,754	76
*	Taysha Gene Therapies Inc.	16,133	76
*	Amylyx Pharmaceuticals Inc.	5,052	76

		Shares	Market Value ($000)
*	CareDx Inc.	4,148	74
*	Pennant Group Inc.	2,614	72
*	Upstream Bio Inc.	2,529	72
*	Astrana Health Inc.	3,101	71
*	Mind Medicine MindMed Inc.	5,615	71
*	AnaptysBio Inc.	1,679	70
*	WaVe Life Sciences Ltd.	8,839	69
*	Enliven Therapeutics Inc.	3,204	69
*	Biohaven Ltd.	6,771	68
*	Esperion Therapeutics Inc.	16,805	67
*	Integra LifeSciences Holdings Corp.	5,074	67
*	Intellia Therapeutics Inc.	7,464	67
*	Arvinas Inc.	5,248	66
*	EyePoint Pharmaceuticals Inc.	4,460	66
*	Rigel Pharmaceuticals Inc.	1,301	66
	Phibro Animal Health Corp. Class A	1,553	65
*	LifeStance Health Group Inc.	10,034	65
*	Oruka Therapeutics Inc.	2,091	63
*	Monte Rosa Therapeutics Inc.	3,773	61
*	Tango Therapeutics Inc.	5,612	61
*	Palvella Therapeutics Inc.	591	61
*	SI-BONE Inc.	3,038	59
*	MiMedx Group Inc.	8,608	59
	Embecta Corp.	4,651	59
*	Inhibrx Biosciences Inc.	685	58
*	Savara Inc.	8,987	57
*	Rezolute Inc.	5,900	57
*	Kodiak Sciences Inc.	2,453	56
*	Maze Therapeutics Inc.	1,486	56
*	Myriad Genetics Inc.	7,148	55
*	Day One Biopharmaceuticals Inc.	5,826	55
*	Cytek Biosciences Inc.	9,813	55
*	Dianthus Therapeutics Inc.	1,248	55
	iRadimed Corp.	579	54
*	Phathom Pharmaceuticals Inc.	3,478	54
*	Zenas Biopharma Inc.	1,391	54
*	CorMedix Inc.	5,357	53
*	Pacific Biosciences of California Inc.	22,805	53
*	Theravance Biopharma Inc.	2,607	53
*	Replimune Group Inc.	5,214	52
*	Tactile Systems Technology Inc.	2,034	52
*	AMN Healthcare Services Inc.	3,105	52
*	ORIC Pharmaceuticals Inc.	4,410	52
*	Emergent BioSolutions Inc.	4,439	50
	HealthStream Inc.	2,003	50
*	Butterfly Network Inc.	15,975	50
*	Geron Corp. (XNGS)	41,165	49
*	REGENXBIO Inc.	3,625	49
*	Vir Biotechnology Inc.	7,593	49
*	Compass Therapeutics Inc.	8,499	49
*	ArriVent Biopharma Inc.	2,101	48
*	Bicara Therapeutics Inc.	2,594	48
*	Ironwood Pharmaceuticals Inc.	13,354	47
*	Omeros Corp.	4,853	47
*	Arbutus Biopharma Corp.	10,647	47
*	Iovance Biotherapeutics Inc.	18,758	46
*	Orthofix Medical Inc.	2,837	46
*	Sionna Therapeutics Inc.	1,064	46
*	KalVista Pharmaceuticals Inc.	3,117	45
*	Aquestive Therapeutics Inc.	7,224	45
*	Gossamer Bio Inc.	13,107	44
*	OPKO Health Inc.	32,355	44
*	Sana Biotechnology Inc.	10,254	44
*	Septerna Inc.	1,508	44
*	Caris Life Sciences Inc.	1,719	44
*	Precigen Inc.	11,314	43
*	ARS Pharmaceuticals Inc.	4,489	43
*	Cullinan Therapeutics Inc.	3,792	43
*	Fulgent Genetics Inc.	1,428	42
*	Talkspace Inc.	12,556	42

		Shares	Market Value ($000)
*	Erasca Inc.	13,282	42
*	MBX Biosciences Inc.	1,220	42
*	4D Molecular Therapeutics Inc.	3,503	41
*	ImmunityBio Inc.	17,379	41
*	Corvus Pharmaceuticals Inc.	4,387	40
*	Evolent Health Inc. Class A	9,406	40
*	Personalis Inc.	3,769	40
*	Zevra Therapeutics Inc.	4,740	40
*	Tyra Biosciences Inc.	1,775	40
*	Rapport Therapeutics Inc.	1,336	40
*	Varex Imaging Corp.	3,406	39
*	Verastem Inc.	3,598	38
*	Fulcrum Therapeutics Inc.	3,418	37
*	LENZ Therapeutics Inc.	1,227	37
	Jade Biosciences Inc.	2,863	37
*	AngioDynamics Inc.	2,942	36
*	Avanos Medical Inc.	3,074	36
*	Eton Pharmaceuticals Inc.	2,220	36
*	Evolus Inc.	4,870	35
*	Prothena Corp. plc	3,260	35
*	Aveanna Healthcare Holdings Inc.	3,702	35
*	Alumis Inc.	4,542	35
*	Community Health Systems Inc.	9,817	34
*	Astria Therapeutics Inc.	2,678	34
*	RxSight Inc.	2,919	33
*	Akebia Therapeutics Inc.	20,230	32
*	Standard BioTools Inc.	21,308	32
*	Absci Corp.	9,960	32
*	ClearPoint Neuro Inc.	2,134	31
*	Annexon Inc.	6,858	31
*	Bioventus Inc. Class A	4,021	31
*,1	Nutex Health Inc.	268	31
*	NeuroPace Inc.	1,828	30
*	Enhabit Inc.	3,318	30
*	Ginkgo Bioworks Holdings Inc.	3,264	30
*	Maravai LifeSciences Holdings Inc. Class A	8,106	29
*	Claritev Corp.	538	29
*	Kestra Medical Technologies Ltd.	1,067	29
*	Niagen Bioscience Inc.	4,151	28
*	Organogenesis Holdings Inc.	5,493	28
*	Altimmune Inc.	5,379	28
*	Ceribell Inc.	1,657	28
*	Aldeyra Therapeutics Inc.	4,777	26
*	Cerus Corp.	14,134	25
*	OrthoPediatrics Corp.	1,330	25
*	Aura Biosciences Inc.	3,743	25
*	Bright Minds Biosciences Inc.	352	25
*	Anavex Life Sciences Corp.	6,160	24
*	Keros Therapeutics Inc.	1,398	24
*	Protara Therapeutics Inc.	3,185	24
*	Delcath Systems Inc.	2,475	24
*	Monopar Therapeutics Inc.	276	24
*	OptimizeRx Corp.	1,481	23
*	MeiraGTx Holdings plc	2,737	23
*	Design Therapeutics Inc.	2,331	22
*	Prime Medicine Inc.	5,694	22
*	Solid Biosciences Inc.	3,967	22
*	Diamedica Therapeutics Inc.	2,407	21
*	Sight Sciences Inc.	2,547	21
*	Entrada Therapeutics Inc.	1,999	21
*	ADC Therapeutics SA	4,927	21
*	Tectonic Therapeutic Inc.	1,002	21
*	SANUWAVE Health Inc.	611	21
*	Enanta Pharmaceuticals Inc.	1,388	20
*	Vanda Pharmaceuticals Inc.	3,703	20
*	Semler Scientific Inc.	913	20
*,1	Nano-X Imaging Ltd.	4,503	20
*	BioAge Labs Inc.	2,083	20
*	Aclaris Therapeutics Inc.	6,556	19
*	TruBridge Inc.	867	19

		Shares	Market Value ($000)
*	Quanterix Corp.	2,609	19
*	Rocket Pharmaceuticals Inc.	5,568	19
	SIGA Technologies Inc.	3,123	19
*	XOMA Royalty Corp.	588	19
*	KORU Medical Systems Inc.	3,237	19
*	Editas Medicine Inc.	7,608	18
*	Owens & Minor Inc.	6,453	18
*	Atea Pharmaceuticals Inc.	5,932	18
*	Candel Therapeutics Inc.	3,715	18
*	Quantum-Si Inc.	12,899	18
*	Lexeo Therapeutics Inc.	1,809	18
	National Research Corp.	995	17
*,1	Pulse Biosciences Inc.	1,237	17
*	Fennec Pharmaceuticals Inc.	2,095	17
*	Abeona Therapeutics Inc.	3,341	17
*	SELLAS Life Sciences Group Inc.	10,013	16
*,1	Capricor Therapeutics Inc.	2,952	16
*	Ardent Health Inc.	1,839	16
*	Benitec Biopharma Inc.	1,212	16
*	TriSalus Life Sciences Inc.	2,257	16
*	Heron Therapeutics Inc.	12,513	15
*	Lifecore Biomedical Inc.	1,923	15
*	Puma Biotechnology Inc.	2,979	15
*	Arcturus Therapeutics Holdings Inc.	2,156	15
*	Viemed Healthcare Inc.	2,115	15
*	Neurogene Inc.	722	15
*	Allogene Therapeutics Inc.	9,870	14
*	Health Catalyst Inc.	4,818	14
*	Voyager Therapeutics Inc.	3,515	14
*	Electromed Inc.	511	14
*	908 Devices Inc.	2,153	14
	Utah Medical Products Inc.	224	13
*	Stereotaxis Inc.	5,369	13
*	MaxCyte Inc.	7,598	13
*	agilon health Inc.	20,713	13
*,1	Humacyte Inc.	9,770	13
*,1	Omada Health Inc.	697	13
*	Codexis Inc.	6,744	12
*	OraSure Technologies Inc.	5,230	12
*	Larimar Therapeutics Inc.	3,277	12
*	CVRx Inc.	1,190	12
*	Sonida Senior Living Inc.	376	12
*	Oncology Institute Inc.	3,968	12
*	OmniAb Inc.	6,631	12
*	Billiontoone Inc. Class A	92	12
*	Anika Therapeutics Inc.	1,066	11
*	Inogen Inc.	1,612	11
*	Pro-Dex Inc.	302	11
*	Foghorn Therapeutics Inc.	2,231	11
*	MediWound Ltd.	610	11
*	Anteris Technologies Global Corp.	2,569	11
*	Journey Medical Corp.	1,406	11
*	Coherus Oncology Inc.	7,172	10
*	Protalix BioTherapeutics Inc.	5,525	10
	Acme United Corp.	258	10
*	Lucid Diagnostics Inc.	9,709	10
*	Nuvectis Pharma Inc.	1,623	10
*	Inhibikase Therapeutics Inc.	6,410	10
*	Fate Therapeutics Inc.	8,193	9
*	Joint Corp.	1,064	9
*	Cardiff Oncology Inc.	3,969	9
*	Innovage Holding Corp.	1,793	9
*	LifeMD Inc.	2,466	9
*	Treace Medical Concepts Inc.	2,979	9
*	Perspective Therapeutics Inc.	3,954	9
*	Tonix Pharmaceuticals Holding Corp.	560	9
*	Carlsmed Inc.	557	9
*	LENSAR Inc.	802	8
*	DocGo Inc.	8,140	8
*	Shoulder Innovations Inc.	494	8

		Shares	Market Value ($000)
*	Alector Inc.	5,223	7
*	Nkarta Inc.	3,786	7
*	RCM Technologies Inc.	378	7
*	Eledon Pharmaceuticals Inc.	4,266	7
*	Outset Medical Inc.	1,502	7
*	Accuray Inc.	5,917	6
*	aTyr Pharma Inc.	7,366	6
*	Sanara Medtech Inc.	294	6
*,1	AirSculpt Technologies Inc.	1,613	6
*	Biote Corp. Class A	2,342	6
*	Gyre Therapeutics Inc.	805	6
*	Greenwich Lifesciences Inc.	543	5
*	Cartesian Therapeutics Inc. (XNMS)	616	5
*	Aardvark Therapeutics Inc.	506	5
*	Neuronetics Inc.	2,941	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Pulmonx Corp.	2,489	4
*	Alpha Teknova Inc.	917	4
*	Definitive Healthcare Corp.	1,405	4
*	TuHURA Biosciences Inc.	2,174	4
*	HeartFlow Inc.	116	4
*	MapLight Therapeutics Inc.	274	4
*	Evommune Inc.	185	4
*	Inmune Bio Inc.	1,474	3
*	Korro Bio Inc.	428	2
*,2	Inhibrx Inc. CVR	2,400	2
*	Tvardi Therapeutics Inc.	361	2
*	Avita Medical Inc.	282	1
*,2	Third Harmonic Bio Inc.	1,689	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
			505,586
Industrials (11.9%)
	Visa Inc. Class A	133,489	44,644
	Mastercard Inc. Class A	63,735	35,088
	General Electric Co.	82,431	24,602
	Caterpillar Inc.	36,304	20,902
	RTX Corp.	104,858	18,341
	American Express Co.	43,057	15,727
	GE Vernova Inc.	21,445	12,862
	Accenture plc Class A	49,088	12,272
	Union Pacific Corp.	46,856	10,863
	Capital One Financial Corp.	49,314	10,803
*	Boeing Co.	56,840	10,743
	Eaton Corp. plc	30,736	10,631
	Honeywell International Inc.	49,863	9,583
	Deere & Co.	19,159	8,899
	Parker-Hannifin Corp.	10,084	8,689
	Automatic Data Processing Inc.	31,936	8,153
	Lockheed Martin Corp.	16,371	7,496
	Trane Technologies plc	17,462	7,360
	3M Co.	41,874	7,204
	General Dynamics Corp.	19,788	6,760
	Howmet Aerospace Inc.	31,476	6,440
	CRH plc	53,251	6,388
	Sherwin-Williams Co.	18,297	6,289
	Northrop Grumman Corp.	10,634	6,085
	Johnson Controls International plc	51,735	6,017
	TransDigm Group Inc.	4,333	5,894
	Emerson Electric Co.	44,182	5,893
	Illinois Tool Works Inc.	22,948	5,720
	United Parcel Service Inc. Class B (XNYS)	57,546	5,512
	Quanta Services Inc.	11,564	5,376
	Cummins Inc.	10,794	5,375
	CSX Corp.	147,284	5,208
	Norfolk Southern Corp.	17,692	5,168
	Cintas Corp.	26,941	5,012
	PayPal Holdings Inc.	75,266	4,718
	FedEx Corp.	16,823	4,638

		Shares	Market Value ($000)
	PACCAR Inc.	40,453	4,265
	United Rentals Inc.	5,044	4,112
	L3Harris Technologies Inc.	14,665	4,087
	Ferguson Enterprises Inc.	15,208	3,827
	AMETEK Inc.	18,059	3,574
	Rockwell Automation Inc.	8,874	3,513
	Carrier Global Corp.	62,336	3,421
*	Fair Isaac Corp.	1,840	3,323
	WW Grainger Inc.	3,475	3,296
*	Axon Enterprise Inc.	5,859	3,165
	Vulcan Materials Co.	10,424	3,098
	Martin Marietta Materials Inc.	4,694	2,925
*	Block Inc. (XNYS)	42,847	2,862
	Paychex Inc.	25,430	2,840
	Westinghouse Air Brake Technologies Corp.	13,314	2,777
	Otis Worldwide Corp.	31,027	2,757
	Fidelity National Information Services Inc.	41,435	2,725
	Xylem Inc.	19,106	2,688
	Comfort Systems USA Inc.	2,740	2,677
*	Keysight Technologies Inc.	13,464	2,665
*	Fiserv Inc.	42,603	2,619
	Ingersoll Rand Inc. (XYNS)	31,588	2,538
	Verisk Analytics Inc.	10,996	2,475
*	Mettler-Toledo International Inc.	1,632	2,410
	Synchrony Financial	29,359	2,271
	EMCOR Group Inc.	3,459	2,128
	Equifax Inc.	9,689	2,058
	Dover Corp.	10,664	1,976
	Old Dominion Freight Line Inc.	14,591	1,974
	Veralto Corp.	18,753	1,898
*	Teledyne Technologies Inc.	3,658	1,827
*	Bloom Energy Corp. Class A	16,619	1,815
	Hubbell Inc.	4,182	1,804
	PPG Industries Inc.	17,799	1,781
	Curtiss-Wright Corp.	2,939	1,658
	Expeditors International of Washington Inc.	10,746	1,579
*	Corpay Inc.	5,318	1,573
	Amcor plc	182,001	1,551
*	Trimble Inc.	18,865	1,536
*	Affirm Holdings Inc.	20,996	1,490
	HEICO Corp. Class A	5,996	1,481
	CH Robinson Worldwide Inc.	9,189	1,460
	Smurfit WestRock plc	40,773	1,455
	Global Payments Inc.	19,102	1,447
	Packaging Corp. of America	6,969	1,422
	Fortive Corp.	26,571	1,421
	Woodward Inc.	4,638	1,392
	FTAI Aviation Ltd.	7,968	1,380
	nVent Electric plc	12,726	1,365
	Snap-on Inc.	4,011	1,364
*	Rocket Lab Corp.	32,366	1,364
	Pentair plc	12,892	1,357
	Dow Inc.	55,399	1,321
	DuPont de Nemours Inc.	32,766	1,303
	TransUnion	15,242	1,296
*	XPO Inc.	9,052	1,286
	BWX Technologies Inc.	7,138	1,277
	Jacobs Solutions Inc.	9,309	1,255
	Lennox International Inc.	2,485	1,240
	Textron Inc.	13,899	1,156
*	API Group Corp.	28,886	1,143
	ITT Inc.	6,085	1,121
	Allegion plc	6,738	1,119
*	ATI Inc.	11,029	1,112
	Graco Inc.	13,105	1,080
	Ball Corp.	21,738	1,077
	Masco Corp.	16,508	1,071
	AECOM	10,353	1,068
	Carlisle Cos. Inc.	3,356	1,067
	RPM International Inc.	9,945	1,067

		Shares	Market Value ($000)
	JB Hunt Transport Services Inc.	6,078	1,057
*	MasTec Inc.	4,911	1,050
	HEICO Corp.	3,252	1,031
	IDEX Corp.	5,919	1,030
	Lincoln Electric Holdings Inc.	4,281	1,025
*	TopBuild Corp.	2,227	1,008
	Jack Henry & Associates Inc.	5,766	1,006
*	Zebra Technologies Corp. Class A	3,976	1,005
	WESCO International Inc.	3,756	1,004
	Nordson Corp.	4,221	1,003
*	Kratos Defense & Security Solutions Inc.	12,892	981
	Watsco Inc.	2,762	957
	Huntington Ingalls Industries Inc.	3,046	955
*	Builders FirstSource Inc.	8,491	953
*	QXO Inc.	47,624	892
	Acuity Inc.	2,414	885
	Crown Holdings Inc.	9,086	880
	Stanley Black & Decker Inc.	12,123	867
	Advanced Drainage Systems Inc.	5,657	862
	MKS Inc.	5,343	836
	Donaldson Co. Inc.	9,108	819
*	SPX Technologies Inc.	3,737	804
*	Sterling Infrastructure Inc.	2,302	793
	Booz Allen Hamilton Holding Corp.	9,478	791
*	Dycom Industries Inc.	2,165	783
	Applied Industrial Technologies Inc.	2,981	772
	Regal Rexnord Corp.	5,232	764
	Owens Corning	6,647	753
	Flowserve Corp.	10,231	730
*	Core & Main Inc. Class A	14,878	719
*	Chart Industries Inc.	3,499	714
	Tetra Tech Inc.	20,503	712
	Crane Co.	3,839	704
*	Generac Holdings Inc.	4,557	691
*	AeroVironment Inc.	2,466	689
*	Modine Manufacturing Co.	4,046	656
	CNH Industrial NV	68,849	649
	AptarGroup Inc.	5,187	647
	Oshkosh Corp.	5,017	643
	Valmont Industries Inc.	1,548	639
	Armstrong World Industries Inc.	3,365	638
	Allison Transmission Holdings Inc.	6,685	593
	Watts Water Technologies Inc. Class A	2,133	588
	A O Smith Corp.	8,885	586
*	Saia Inc.	2,075	584
	JBT Marel Corp.	4,069	572
	Eagle Materials Inc.	2,519	564
	Knight-Swift Transportation Holdings Inc.	12,318	564
	Genpact Ltd.	12,660	558
	Zurn Elkay Water Solutions Corp.	11,600	553
	Simpson Manufacturing Co. Inc.	3,261	546
*	Fluor Corp.	12,679	544
	Ryder System Inc.	3,117	540
	Toro Co.	7,700	537
*	Axalta Coating Systems Ltd.	17,709	534
	Federal Signal Corp.	4,670	532
	Primoris Services Corp.	4,200	532
	Air Lease Corp.	8,287	530
	AGCO Corp.	4,864	515
*	Joby Aviation Inc.	35,511	512
*	Paylocity Holding Corp.	3,471	511
	Esab Corp.	4,489	504
	Moog Inc. Class A	2,171	499
	Cognex Corp.	13,058	498
	AAON Inc.	5,283	494
*	Kirby Corp.	4,345	493
	Littelfuse Inc.	1,920	492
*	ExlService Holdings Inc.	12,348	491
	Fortune Brands Innovations Inc.	9,484	490
	Sealed Air Corp.	11,334	487

		Shares	Market Value ($000)
	Installed Building Products Inc.	1,802	483
*	Mirion Technologies Inc.	18,332	477
	MSA Safety Inc.	2,907	469
*	Middleby Corp.	3,940	466
*	Mohawk Industries Inc.	4,008	465
*	Gates Industrial Corp. plc	19,768	450
*	GXO Logistics Inc.	8,803	447
	GATX Corp.	2,774	444
	Ralliant Corp.	8,797	434
	ESCO Technologies Inc.	2,005	427
	EnerSys	2,950	422
	Vontier Corp.	11,487	417
	Badger Meter Inc.	2,304	411
	Argan Inc.	1,031	407
	Louisiana-Pacific Corp.	4,911	403
*	FTI Consulting Inc.	2,455	401
*	Construction Partners Inc. Class A	3,639	397
	Arcosa Inc.	3,720	396
*	WEX Inc.	2,662	395
*	ACI Worldwide Inc.	8,234	386
	Maximus Inc.	4,370	376
*	Shift4 Payments Inc. Class A	5,086	375
*	Archer Aviation Inc. Class A	48,091	375
*	BILL Holdings Inc.	7,356	369
	Graphic Packaging Holding Co.	22,744	368
	Brink's Co.	3,263	367
	Granite Construction Inc.	3,405	366
*	Everus Construction Group Inc.	3,971	365
	Enpro Inc.	1,631	363
	Sensata Technologies Holding plc	11,253	361
*	Resideo Technologies Inc.	10,710	353
*	Amentum Holdings Inc.	12,343	353
	Landstar System Inc.	2,694	352
*	Itron Inc.	3,530	350
	Belden Inc.	3,044	345
*	Aurora Innovation Inc.	82,174	344
	CSW Industrials Inc.	1,249	340
	Brunswick Corp.	5,092	337
	Herc Holdings Inc.	2,509	337
*,1	Eos Energy Enterprises Inc.	22,419	337
*	OSI Systems Inc.	1,234	334
*	Spirit AeroSystems Holdings Inc. Class A	9,074	333
	ADT Inc.	39,942	330
	VSE Corp.	1,818	328
*	StoneCo. Ltd. Class A	19,394	327
*	Knife River Corp.	4,366	327
	Sonoco Products Co.	7,700	325
	Franklin Electric Co. Inc.	3,271	311
	MSC Industrial Direct Co. Inc. Class A	3,451	307
	Mueller Water Products Inc. Class A	12,047	292
*	Trex Co. Inc.	8,355	292
*	IES Holdings Inc.	691	289
*	StandardAero Inc.	11,066	289
	Exponent Inc.	3,930	284
*	Mercury Systems Inc.	4,060	284
	Matson Inc.	2,555	278
	WillScot Holdings Corp.	13,948	275
	Silgan Holdings Inc.	6,906	274
	Patrick Industries Inc.	2,499	270
*	Verra Mobility Corp.	12,254	267
*	MYR Group Inc.	1,185	266
	Korn Ferry	4,003	263
*	Hayward Holdings Inc.	15,690	258
	Kadant Inc.	908	253
	HB Fuller Co.	4,255	248
*	Euronet Worldwide Inc.	3,312	245
	AZZ Inc.	2,317	244
	Otter Tail Corp.	2,963	244
	Powell Industries Inc.	748	242
*	Tutor Perini Corp.	3,502	240

		Shares	Market Value ($000)
*	AAR Corp.	2,815	234
	Standex International Corp.	942	231
	Terex Corp.	4,984	230
	Griffon Corp.	3,055	229
*	James Hardie Industries plc	11,574	229
*	Loar Holdings Inc.	3,333	228
	Western Union Co.	25,827	227
	Boise Cascade Co.	2,932	224
*	Huron Consulting Group Inc.	1,319	217
	Crane NXT Co.	3,837	216
*	Planet Labs PBC	17,920	213
	Robert Half Inc.	7,820	211
*	NCR Atleos Corp.	5,585	207
	ABM Industries Inc.	4,791	206
	UniFirst Corp.	1,176	203
	Leonardo DRS Inc.	5,898	202
	McGrath RentCorp.	1,931	199
	REV Group Inc.	3,735	199
	Scorpio Tankers Inc.	3,411	196
*	CBIZ Inc.	3,889	189
*	Upwork Inc.	9,442	186
	Hillenbrand Inc.	5,513	176
	Hub Group Inc. Class A	4,542	175
	Atkore Inc.	2,602	174
*	Remitly Global Inc.	12,851	174
*	GEO Group Inc.	10,529	166
	Trinity Industries Inc.	6,247	166
*	Vicor Corp.	1,858	166
*	RXO Inc.	12,472	165
	International Seaways Inc.	3,087	164
	Enerpac Tool Group Corp.	4,255	161
	Kennametal Inc.	5,755	159
*	O-I Glass Inc.	11,737	158
	Greif Inc. Class A	2,371	156
*	CoreCivic Inc.	8,422	152
*	ASGN Inc.	3,383	152
	PagSeguro Digital Ltd. Class A	14,011	147
	EVERTEC Inc.	5,014	145
	Bel Fuse Inc. Class B	932	144
*	Marqeta Inc. Class A	30,009	144
	Helios Technologies Inc.	2,575	139
*	Karman Holdings Inc.	2,040	137
	TriNet Group Inc.	2,326	136
*	Hillman Solutions Corp.	15,007	131
	DHT Holdings Inc.	9,897	129
	Pitney Bowes Inc.	13,023	128
*	Astronics Corp.	2,322	127
*	TIC Solutions Inc.	13,077	127
	Alamo Group Inc.	783	126
*	Payoneer Global Inc.	21,851	126
*	Blue Bird Corp.	2,394	125
*	Flywire Corp.	8,906	125
*	Centuri Holdings Inc.	5,341	120
*	CECO Environmental Corp.	2,225	116
*	Gibraltar Industries Inc.	2,287	114
	Werner Enterprises Inc.	4,408	113
	Albany International Corp. Class A	2,351	112
	ArcBest Corp.	1,717	110
	ICF International Inc.	1,393	109
*	Willdan Group Inc.	1,072	108
	Greenbrier Cos. Inc.	2,363	105
*	Masterbrand Inc.	9,481	105
	Napco Security Technologies Inc.	2,578	104
	Teekay Tankers Ltd. Class A	1,796	104
*	Donnelley Financial Solutions Inc.	2,099	103
	Tennant Co.	1,409	103
	ManpowerGroup Inc.	3,545	102
	Insperity Inc.	2,774	98
	United States Lime & Minerals Inc.	802	98
*	Ducommun Inc.	1,056	97

		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	1,646	97
*	Enovix Corp.	12,513	97
	Lindsay Corp.	836	96
*	DXP Enterprises Inc.	996	94
	Schneider National Inc. Class B	4,171	94
*	Thermon Group Holdings Inc.	2,690	94
	Tecnoglass Inc.	1,880	94
	Cadre Holdings Inc.	2,169	93
*	Proto Labs Inc.	1,814	92
*	Pagaya Technologies Ltd. Class A	3,611	90
	CRA International Inc.	503	89
	TriMas Corp.	2,542	87
*	PureCycle Technologies Inc.	9,906	87
*	Legalzoom.com Inc.	8,995	84
*	Amprius Technologies Inc.	7,441	84
*	First Advantage Corp.	5,931	82
*	Cimpress plc	1,179	81
*	Intuitive Machines Inc.	8,512	81
*	V2X Inc.	1,467	80
	Astec Industries Inc.	1,772	78
	Alight Inc. Class A	33,346	77
*	Sezzle Inc.	1,250	77
	SFL Corp. Ltd.	9,192	76
	Gorman-Rupp Co.	1,589	74
*	BrightView Holdings Inc.	5,656	71
	Dorian LPG Ltd.	2,870	71
	Deluxe Corp.	3,454	70
	Barrett Business Services Inc.	1,914	67
*	CompoSecure Inc. Class A	3,349	67
*	Montrose Environmental Group Inc.	2,573	66
	Allient Inc.	1,199	65
*	FLEX LNG Ltd.	2,581	65
*	Great Lakes Dredge & Dock Corp.	4,973	64
*	Janus International Group Inc.	10,354	64
*	American Woodmark Corp.	1,105	61
	Costamare Inc.	3,802	58
*	Limbach Holdings Inc.	819	58
*	Evolv Technologies Holdings Inc.	8,852	57
	Vestis Corp.	8,765	57
*	Resolute Holdings Management Inc.	322	57
	Douglas Dynamics Inc.	1,728	56
*	Energy Recovery Inc.	3,893	56
	Apogee Enterprises Inc.	1,511	55
	Nordic American Tankers Ltd.	15,071	55
*	Microvast Holdings Inc.	15,531	55
*	Cantaloupe Inc.	4,703	50
	Myers Industries Inc.	2,730	49
*	Green Dot Corp. Class A	3,857	48
	Navigator Holdings Ltd.	2,710	48
	Quanex Building Products Corp.	3,643	47
	Genco Shipping & Trading Ltd.	2,468	47
*	Graham Corp.	802	46
*	BlackSky Technology Inc.	2,576	46
	Insteel Industries Inc.	1,413	43
	Kforce Inc.	1,460	43
	Marten Transport Ltd.	4,162	43
*	Bowman Consulting Group Ltd.	1,193	43
	Cass Information Systems Inc.	1,001	42
*	Transcat Inc.	748	42
*	I3 Verticals Inc. Class A	1,745	41
	LSI Industries Inc.	2,216	41
*	BlueLinx Holdings Inc.	641	40
*	CryoPort Inc.	4,209	40
*	International Money Express Inc.	2,560	39
	Preformed Line Products Co.	183	38
	Teekay Corp. Ltd.	3,889	38
	Ardmore Shipping Corp.	3,012	37
	Ardagh Metal Packaging SA	9,888	37
	FTAI Infrastructure Inc.	8,617	37
	National Presto Industries Inc.	385	36

		Shares	Market Value ($000)
*	Forward Air Corp.	1,571	36
	Columbus McKinnon Corp.	2,128	35
*	Orion Group Holdings Inc.	3,498	35
	Miller Industries Inc.	858	33
	Ennis Inc.	1,829	32
	Mesa Laboratories Inc.	397	32
*	Vishay Precision Group Inc.	928	32
*	IBEX Holdings Ltd.	900	32
	Aebi Schmidt Holding AG	2,645	32
	Park Aerospace Corp.	1,529	30
*	Titan International Inc.	3,586	29
	Willis Lease Finance Corp.	239	29
*	Power Solutions International Inc.	516	28
*	Titan America SA	1,698	28
	Covenant Logistics Group Inc.	1,378	27
*	Atlanticus Holdings Corp.	462	27
*	ZipRecruiter Inc. Class A	5,596	27
*	Manitowoc Co. Inc.	2,317	26
*	Custom Truck One Source Inc.	4,028	26
*	Byrna Technologies Inc.	1,439	26
*	Cross Country Healthcare Inc.	2,472	25
	Heartland Express Inc.	3,236	25
*	Titan Machinery Inc.	1,371	25
*	Lightbridge Corp.	1,563	25
	Hyster-Yale Inc.	827	24
	Wabash National Corp.	2,718	23
	Safe Bulkers Inc.	4,305	23
*	Voyager Technologies Inc. Class A	1,041	23
	Luxfer Holdings plc	1,767	22
*	Hudson Technologies Inc.	3,145	21
*	Distribution Solutions Group Inc.	743	21
*	Repay Holdings Corp.	6,396	21
*	Hyliion Holdings Corp.	10,961	21
*	Strata Critical Medical Inc.	4,858	21
*	Redwire Corp.	3,894	21
*	Spire Global Inc.	2,577	21
*	Conduent Inc.	10,348	20
	Kelly Services Inc. Class A	2,270	20
*	Mayville Engineering Co. Inc.	1,188	20
	Park-Ohio Holdings Corp.	878	19
*	3D Systems Corp.	9,178	19
*	Sky Harbour Group Corp.	2,037	19
*	Himalaya Shipping Ltd.	2,120	19
	Information Services Group Inc.	3,256	18
*	AerSale Corp.	2,791	18
*	Paysafe Ltd.	2,353	18
*	Richtech Robotics Inc. Class B	5,102	18
*	L B Foster Co. Class A	638	17
*	JELD-WEN Holding Inc.	6,444	17
*	Ranpak Holdings Corp.	3,411	17
*	Target Hospitality Corp.	2,207	17
*	SKYX Platforms Corp.	8,000	17
*	Eve Holding Inc.	4,354	17
*	Aspen Aerogels Inc.	4,960	16
*	Mistras Group Inc.	1,253	15
	Pangaea Logistics Solutions Ltd.	2,203	15
*	Proficient Auto Logistics Inc.	1,871	15
*	Paysign Inc.	2,701	14
*	Radiant Logistics Inc.	2,268	14
*	Frequency Electronics Inc.	504	14
*	TSS Inc.	1,424	14
*	Costamare Bulkers Holdings Ltd.	853	14
*	Franklin Covey Co.	826	13
	Karat Packaging Inc.	611	13
	Resources Connection Inc.	2,449	12
*	Palladyne AI Corp.	2,127	12
*	Acacia Research Corp.	3,040	11
*	Gencor Industries Inc.	836	11
*	Priority Technology Holdings Inc.	1,915	11
*	Smith-Midland Corp.	321	11

		Shares	Market Value ($000)
*	M-Tron Industries Inc.	211	11
	Quad / Graphics Inc.	1,672	10
	Universal Logistics Holdings Inc.	651	10
	Concrete Pumping Holdings Inc.	1,463	9
*	Core Molding Technologies Inc.	472	9
	Kronos Worldwide Inc.	1,744	9
*	TrueBlue Inc.	1,922	9
*	TTEC Holdings Inc.	2,801	9
*	Advantage Solutions Inc.	9,015	9
*	CPI Card Group Inc.	672	9
*	Satellogic Inc. Class A	5,343	9
*	Legence Corp. Class A	200	9
	EVI Industries Inc.	387	8
	Alta Equipment Group Inc.	1,627	8
	Eastern Co.	376	7
*	Forrester Research Inc.	978	7
*	PAMT Corp.	810	7
*	AirJoule Technologies Corp.	1,825	6
*	AIRO Group Holdings Inc.	628	5
*	SoundThinking Inc.	693	4
	Trinseo plc	4,098	4
*	Alliance Laundry Holdings Inc.	164	4
*	Beta Technologies Inc. Class A	139	4
*	Skillsoft Corp.	345	3
*	Firefly Aerospace Inc.	106	2
*	Pattern Group Inc. Class A	171	2
			614,082
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	—
Real Estate (2.3%)
	Welltower Inc.	52,460	10,923
	Prologis Inc.	72,728	9,348
	American Tower Corp.	36,679	6,649
	Equinix Inc.	7,663	5,773
	Simon Property Group Inc.	25,371	4,727
	Digital Realty Trust Inc.	26,452	4,236
	Realty Income Corp.	70,961	4,088
*	CBRE Group Inc. Class A	23,342	3,777
	Public Storage	12,395	3,403
	Crown Castle Inc.	33,954	3,099
	Ventas Inc.	35,553	2,867
	VICI Properties Inc.	82,937	2,390
*	CoStar Group Inc.	32,665	2,247
	Extra Space Storage Inc.	16,497	2,197
	AvalonBay Communities Inc.	11,127	2,024
	Iron Mountain Inc.	22,944	1,981
	Equity Residential	29,641	1,830
	SBA Communications Corp.	8,403	1,632
	Invitation Homes Inc.	48,219	1,360
	Essex Property Trust Inc.	4,993	1,316
	Sun Communities Inc.	9,874	1,272
	Weyerhaeuser Co.	56,758	1,261
	Mid-America Apartment Communities Inc.	9,175	1,247
*	Jones Lang LaSalle Inc.	3,735	1,216
	WP Carey Inc.	16,994	1,145
	Kimco Realty Corp.	52,296	1,080
*	Zillow Group Inc. Class C	14,330	1,066
	Omega Healthcare Investors Inc.	22,654	1,040
	Regency Centers Corp.	14,175	1,009
	Healthpeak Properties Inc.	54,915	1,003
	UDR Inc.	26,087	950
	Host Hotels & Resorts Inc.	53,787	948
	Equity LifeStyle Properties Inc.	15,044	946
	Gaming & Leisure Properties Inc.	21,285	927
	Lamar Advertising Co. Class A	6,912	915
	BXP Inc.	12,508	905
	Camden Property Trust	8,496	903
	American Homes 4 Rent Class A	26,782	860

		Shares	Market Value ($000)
	Rexford Industrial Realty Inc.	18,925	787
	EastGroup Properties Inc.	4,128	748
	Alexandria Real Estate Equities Inc.	13,387	719
	Federal Realty Investment Trust	6,741	666
	CubeSmart	17,726	660
	Agree Realty Corp.	8,592	646
	American Healthcare REIT Inc.	12,530	636
	Brixmor Property Group Inc.	23,856	624
	CareTrust REIT Inc.	16,493	619
	NNN REIT Inc.	14,712	608
	STAG Industrial Inc.	14,733	579
	First Industrial Realty Trust Inc.	9,993	572
	Vornado Realty Trust	13,794	508
	Terreno Realty Corp.	7,955	500
	Essential Properties Realty Trust Inc.	15,448	489
	Healthcare Realty Trust Inc.	25,664	468
	Ryman Hospitality Properties Inc.	4,778	456
	Kite Realty Group Trust	17,143	397
	Kilroy Realty Corp.	9,216	395
*	Compass Inc. Class A	36,316	378
	Sabra Health Care REIT Inc.	18,354	358
	Phillips Edison & Co. Inc.	9,908	352
	Macerich Co.	19,720	342
	Millrose Properties Inc.	11,151	340
	Cousins Properties Inc.	13,130	339
	Independence Realty Trust Inc.	18,419	316
	HA Sustainable Infrastructure Capital Inc.	9,153	315
	EPR Properties	5,798	303
*	Cushman & Wakefield Ltd.	18,066	303
	Tanger Inc.	8,669	291
	National Health Investors Inc.	3,589	285
	COPT Defense Properties	8,782	270
	Rayonier Inc.	12,087	268
	SL Green Realty Corp.	5,529	261
	Broadstone Net Lease Inc.	14,695	258
	Outfront Media Inc.	10,703	252
	PotlatchDeltic Corp.	6,182	249
	Americold Realty Trust Inc.	22,120	240
	Highwoods Properties Inc.	8,298	231
	Medical Properties Trust Inc.	38,282	221
	LXP Industrial Trust	4,502	218
*	Howard Hughes Holdings Inc.	2,388	214
	Acadia Realty Trust	10,057	207
	Newmark Group Inc. Class A	11,925	207
	Apple Hospitality REIT Inc.	17,288	206
	Lineage Inc.	5,457	195
	Urban Edge Properties	9,798	188
	Four Corners Property Trust Inc.	7,638	184
	Curbline Properties Corp.	7,687	184
	St. Joe Co.	2,998	181
	InvenTrust Properties Corp.	6,077	173
	Park Hotels & Resorts Inc.	15,262	165
*	Zillow Group Inc. Class A	2,242	162
	National Storage Affiliates Trust	5,383	159
	Douglas Emmett Inc.	12,567	153
	DiamondRock Hospitality Co.	15,624	142
	Sunstone Hotel Investors Inc.	14,886	139
	NETSTREIT Corp.	7,269	133
	DigitalBridge Group Inc.	13,526	131
	LTC Properties Inc.	3,561	130
	Global Net Lease Inc.	15,218	125
*	Anywhere Real Estate Inc.	8,482	121
	Elme Communities	6,714	117
	Getty Realty Corp.	4,011	114
	Innovative Industrial Properties Inc.	2,163	107
	Xenia Hotels & Resorts Inc.	7,454	104
	RLJ Lodging Trust	13,213	100
	Sila Realty Trust Inc.	4,186	100
	Pebblebrook Hotel Trust	8,731	99
	Kennedy-Wilson Holdings Inc.	9,758	95

		Shares	Market Value ($000)
	Veris Residential Inc.	6,212	94
*	Paramount Group Inc.	14,200	94
	UMH Properties Inc.	6,225	94
	Centerspace	1,332	89
	Alexander & Baldwin Inc.	5,524	86
	JBG SMITH Properties	4,740	86
	Piedmont Realty Trust Inc.	9,281	81
	American Assets Trust Inc.	4,112	80
	Diversified Healthcare Trust	16,657	80
	Smartstop Self Storage REIT Inc.	2,403	79
	eXp World Holdings Inc.	6,681	76
	Easterly Government Properties Inc.	3,290	72
	Empire State Realty Trust Inc. Class A	10,164	71
	Plymouth Industrial REIT Inc.	3,008	66
	Safehold Inc.	4,458	62
	Apartment Investment & Management Co. Class A	10,611	61
*	Hudson Pacific Properties Inc.	29,512	58
	Marcus & Millichap Inc.	1,790	52
	NexPoint Residential Trust Inc.	1,605	51
	Brandywine Realty Trust	14,082	48
	Summit Hotel Properties Inc.	8,835	47
	One Liberty Properties Inc.	2,222	46
	Whitestone REIT	3,382	45
	CBL & Associates Properties Inc.	1,360	45
	Armada Hoffler Properties Inc.	6,405	42
	CTO Realty Growth Inc.	2,303	42
	Gladstone Commercial Corp.	3,673	41
*	Forestar Group Inc.	1,486	38
	NET Lease Office Properties	1,250	37
	Universal Health Realty Income Trust	883	36
	Peakstone Realty Trust REIT	2,605	36
*	Real Brokerage Inc.	8,928	35
	Community Healthcare Trust Inc.	2,179	34
	Alexander's Inc.	148	31
	Global Medical REIT Inc.	939	31
*	Tejon Ranch Co.	1,834	30
	SITE Centers Corp.	4,028	30
	Farmland Partners Inc.	2,919	29
	Saul Centers Inc.	866	27
	Gladstone Land Corp.	2,771	26
	Industrial Logistics Properties Trust	4,674	26
	Postal Realty Trust Inc. Class A	1,613	25
	Chatham Lodging Trust	3,272	22
	FrontView REIT Inc.	1,463	22
	City Office REIT Inc.	3,154	21
	Service Properties Trust	11,768	20
*	FRP Holdings Inc.	762	18
	Alpine Income Property Trust Inc.	1,042	18
	RMR Group Inc. Class A	1,044	16
*	Douglas Elliman Inc.	6,069	16
	Braemar Hotels & Resorts Inc.	4,387	12
	BRT Apartments Corp.	794	12
*	Seaport Entertainment Group Inc.	557	12
*	RE / MAX Holdings Inc. Class A	1,316	11
*	Stratus Properties Inc.	510	11
	Modiv Industrial Inc.	717	11
	Strawberry Fields REIT Inc.	854	11
*	Transcontinental Realty Investors Inc.	196	9
*	Fermi Inc.	467	8
*	Maui Land & Pineapple Co. Inc.	424	7
	Franklin Street Properties Corp.	5,956	6
			118,884
Technology (38.1%)
	NVIDIA Corp.	1,834,752	324,751
	Apple Inc.	1,142,884	318,693
	Microsoft Corp.	581,380	286,045
	Broadcom Inc.	362,061	145,896
	Alphabet Inc. Class A	455,616	145,879
	Alphabet Inc. Class C	371,141	118,810

		Shares	Market Value ($000)
	Meta Platforms Inc. Class A	171,170	110,910
*	Palantir Technologies Inc. Class A	171,273	28,851
*	Advanced Micro Devices Inc.	126,274	27,468
	Oracle Corp.	129,833	26,220
	International Business Machines Corp.	72,943	22,509
	Micron Technology Inc.	87,616	20,719
	Salesforce Inc.	73,215	16,879
	Applied Materials Inc.	62,907	15,868
	Lam Research Corp.	100,288	15,645
	QUALCOMM Inc.	84,697	14,237
*	Intel Corp.	342,726	13,901
	Intuit Inc.	21,402	13,571
	Amphenol Corp. Class A	94,575	13,326
*	ServiceNow Inc.	16,208	13,168
	KLA Corp.	10,437	12,268
	Texas Instruments Inc.	71,235	11,987
*	AppLovin Corp. Class A	18,695	11,207
*	Adobe Inc.	33,373	10,684
	Analog Devices Inc.	38,894	10,320
*	Palo Alto Networks Inc.	51,526	9,797
*	Crowdstrike Holdings Inc. Class A	19,151	9,751
*	Cadence Design Systems Inc.	21,409	6,676
*	Snowflake Inc.	24,531	6,163
	Marvell Technology Inc.	67,834	6,064
*	Synopsys Inc.	14,489	6,057
*	DoorDash Inc. Class A	28,158	5,586
	Vertiv Holdings Co. Class A	29,863	5,367
	Corning Inc.	61,352	5,166
*	Autodesk Inc.	16,718	5,071
*	Cloudflare Inc. Class A	24,229	4,851
	Western Digital Corp.	27,183	4,440
*	Fortinet Inc.	49,959	4,053
*	Datadog Inc. Class A	24,225	3,876
	Roper Technologies Inc.	8,426	3,760
*	Strategy Inc.	20,726	3,672
*	Workday Inc. Class A	16,900	3,644
	Monolithic Power Systems Inc.	3,638	3,377
	Dell Technologies Inc. Class C	23,739	3,166
	Cognizant Technology Solutions Corp. Class A	38,779	3,014
*	Sandisk Corp.	10,549	2,355
	Teradyne Inc.	12,578	2,288
	Hewlett Packard Enterprise Co.	103,235	2,258
	Microchip Technology Inc.	41,272	2,211
*	Pure Storage Inc. Class A	24,292	2,161
*	MongoDB Inc.	6,166	2,049
*	Credo Technology Group Holding Ltd.	11,466	2,036
*	Reddit Inc. Class A	9,120	1,974
*	Coherent Corp.	11,998	1,971
*	Zscaler Inc.	7,640	1,921
	Leidos Holdings Inc.	9,980	1,907
*	Atlassian Corp. Ltd. Class A	12,658	1,893
	HP Inc.	73,755	1,801
*	Zoom Communications Inc.	20,705	1,759
	NetApp Inc.	15,624	1,743
	Jabil Inc.	8,255	1,739
*	Flex Ltd.	29,205	1,726
	VeriSign Inc.	6,594	1,662
*	ON Semiconductor Corp.	32,974	1,657
*	PTC Inc.	9,327	1,636
*	Tyler Technologies Inc.	3,367	1,581
*	Astera Labs Inc.	9,854	1,553
	CDW Corp.	10,289	1,484
*	HubSpot Inc.	3,977	1,461
*	Twilio Inc. Class A	11,058	1,434
*	Guidewire Software Inc.	6,594	1,424
	SS&C Technologies Holdings Inc.	16,550	1,422
*	GoDaddy Inc. Class A	10,821	1,384
*	Gartner Inc.	5,854	1,362
*	Super Micro Computer Inc. (XNGS)	40,156	1,359
	Qnity Electronics Inc.	16,380	1,328

		Shares	Market Value ($000)
*	Fabrinet	2,797	1,285
*	Toast Inc. Class A	35,356	1,209
*	Pinterest Inc. Class A	46,217	1,207
	Gen Digital Inc. (XNGS)	42,972	1,133
*	Docusign Inc.	15,712	1,090
*	F5 Inc.	4,506	1,078
*	IonQ Inc.	21,416	1,056
*	CACI International Inc. Class A	1,702	1,050
*	Unity Software Inc.	24,692	1,050
*	Okta Inc.	12,887	1,035
*	Dynatrace Inc.	22,965	1,023
*	Akamai Technologies Inc.	11,235	1,006
*	Nutanix Inc. Class A	19,956	954
	TD SYNNEX Corp.	6,064	925
	Entegris Inc.	11,731	905
*	MACOM Technology Solutions Holdings Inc.	4,953	867
*	Dayforce Inc.	12,208	844
*	Manhattan Associates Inc.	4,701	829
*	EPAM Systems Inc.	4,274	799
*	Samsara Inc. Class A	21,014	799
*	Rambus Inc.	8,327	796
	Skyworks Solutions Inc.	11,697	771
*	Lattice Semiconductor Corp.	10,613	745
*	Procore Technologies Inc.	8,975	665
	Amdocs Ltd.	8,616	659
	Paycom Software Inc.	3,996	644
	Match Group Inc.	19,034	634
*	Rigetti Computing Inc.	24,779	634
*	Rubrik Inc. Class A	9,068	629
*	Sanmina Corp.	4,020	628
	Advanced Energy Industries Inc.	2,909	614
*	Qorvo Inc.	6,633	570
*	Maplebear Inc.	13,464	566
*	TTM Technologies Inc.	7,863	552
*	Onto Innovation Inc.	3,815	546
*	D-Wave Quantum Inc.	23,831	540
	Bentley Systems Inc. Class B	12,265	515
*	Semtech Corp.	6,764	502
*	Elastic NV	7,100	501
*	SiTime Corp.	1,646	490
*	Confluent Inc. Class A	21,601	481
*	Cirrus Logic Inc.	3,973	478
*	Kyndryl Holdings Inc.	18,082	467
*	Applied Digital Corp.	16,574	449
*	Arrow Electronics Inc.	4,028	435
*	UiPath Inc. Class A	31,372	435
*	Dropbox Inc. Class A	14,490	433
*	Commvault Systems Inc.	3,456	427
*	Gitlab Inc. Class A	10,397	427
*	Cipher Mining Inc.	20,692	421
	KBR Inc.	10,047	414
	Universal Display Corp.	3,436	409
*	Qualys Inc.	2,825	398
*	Appfolio Inc. Class A	1,728	394
*	Core Scientific Inc.	22,060	373
	Pegasystems Inc.	6,760	370
*	SentinelOne Inc. Class A	22,657	367
*	Workiva Inc.	3,889	360
*	CCC Intelligent Solutions Holdings Inc.	47,274	352
*	Parsons Corp.	4,114	348
*	Impinj Inc.	2,017	347
*	Q2 Holdings Inc.	4,800	346
*	SoundHound AI Inc. Class A	28,333	341
*	Terawulf Inc.	21,940	340
*	FormFactor Inc.	6,168	339
*	Hut 8 Corp.	7,336	330
	Amkor Technology Inc.	8,961	326
*	Cleanspark Inc.	21,523	325
*	Box Inc. Class A	10,942	323
	Dolby Laboratories Inc. Class A	4,763	321

		Shares	Market Value ($000)
	Science Applications International Corp.	3,723	321
*	Novanta Inc.	2,786	317
*	Silicon Laboratories Inc.	2,487	317
	Avnet Inc.	6,512	309
*	Plexus Corp.	2,084	298
*	GLOBALFOUNDRIES Inc.	8,020	287
*	Varonis Systems Inc.	8,569	283
*	Zeta Global Holdings Corp. Class A	14,529	265
*	Allegro MicroSystems Inc.	9,681	258
*	Tenable Holdings Inc.	9,517	252
*	Agilysys Inc.	2,033	250
*	SPS Commerce Inc.	2,968	247
*	DigitalOcean Holdings Inc.	5,277	235
*	Ambarella Inc.	3,153	234
	Clear Secure Inc. Class A	6,480	230
*	ZoomInfo Technologies Inc.	23,074	229
*	BlackLine Inc.	3,995	228
*	Cargurus Inc.	6,381	225
*	Globant SA	3,497	223
*	Teradata Corp.	7,435	213
*	nCino Inc.	8,316	205
*	Axcelis Technologies Inc.	2,467	204
*	Synaptics Inc.	2,972	204
*	Xometry Inc. Class A	3,352	196
*	Insight Enterprises Inc.	2,235	193
*	Alarm.com Holdings Inc.	3,650	190
*	Intapp Inc.	4,370	189
*	Freshworks Inc. Class A	15,393	187
	ePlus Inc.	2,063	185
*	IAC Inc.	5,284	185
*	DXC Technology Co.	13,773	182
	Kulicke & Soffa Industries Inc.	4,011	181
*	Braze Inc. Class A	6,222	179
*	RingCentral Inc. Class A	6,312	178
	CSG Systems International Inc.	2,139	168
*	Blackbaud Inc.	2,955	167
*	Diodes Inc.	3,554	164
*	Magnite Inc.	10,914	160
*	IPG Photonics Corp.	1,959	156
	Power Integrations Inc.	4,382	147
*	BigBear.ai Holdings Inc.	22,543	143
*	Trump Media & Technology Group Corp.	12,427	143
*	NetScout Systems Inc.	5,297	142
*	LiveRamp Holdings Inc.	4,872	141
*	Progress Software Corp.	3,360	139
*	Innodata Inc.	2,384	137
*	Yelp Inc.	4,702	136
*	C3.ai Inc. Class A	9,400	136
*	AvePoint Inc.	10,297	134
*	ACM Research Inc. Class A	3,990	133
*	nLight Inc.	3,659	129
	Vishay Intertechnology Inc.	9,453	129
*	Veeco Instruments Inc.	4,392	128
*	Diebold Nixdorf Inc.	1,973	127
	Concentrix Corp.	3,475	126
*	Fastly Inc. Class A	10,521	123
*	Appian Corp. Class A	2,972	120
	Benchmark Electronics Inc.	2,679	120
*	Quantum Computing Inc.	10,248	120
*	Five9 Inc.	5,943	116
*	Rogers Corp.	1,387	116
*	Alkami Technology Inc.	5,284	113
*	DoubleVerify Holdings Inc.	10,402	110
*	PAR Technology Corp.	3,136	108
*	NCR Voyix Corp.	10,545	107
*	Ziff Davis Inc.	3,129	103
*	Photronics Inc.	4,510	103
*	Clarivate plc	27,046	102
	Sapiens International Corp. NV	2,356	102
	Adeia Inc.	8,241	102

		Shares	Market Value ($000)
*	Vertex Inc. Class A	5,110	101
	A10 Networks Inc.	5,749	99
	CTS Corp.	2,332	99
*	MaxLinear Inc.	6,342	99
*	NextNav Inc.	6,775	96
*	Life360 Inc.	1,209	96
*	Bitdeer Technologies Group Class A	7,055	95
*	Navitas Semiconductor Corp.	10,447	91
*	Ultra Clean Holdings Inc.	3,522	89
*	Ouster Inc.	3,829	88
*	SailPoint Inc.	4,784	88
*	Cohu Inc.	3,457	84
*	Asana Inc. Class A	6,518	84
*	Penguin Solutions Inc.	4,012	81
*	PagerDuty Inc.	6,515	78
*	PROS Holdings Inc.	3,366	78
*	Rapid7 Inc.	4,939	77
*	Schrodinger Inc.	4,136	73
*	Jamf Holding Corp.	5,448	70
*	Amplitude Inc. Class A	6,804	70
*	PDF Solutions Inc.	2,530	69
*	ScanSource Inc.	1,627	67
*	Yext Inc.	7,965	67
*	Sprinklr Inc. Class A	8,641	62
*	Daktronics Inc.	3,031	57
*	EverQuote Inc. Class A	2,162	57
*	Bit Digital Inc.	24,153	57
*	NIQ Global Intelligence plc	3,651	57
*,1	Rumble Inc.	8,162	55
*	Kimball Electronics Inc.	1,846	53
*	Aehr Test Systems	2,301	53
*	Blend Labs Inc. Class A	16,150	51
*	indie Semiconductor Inc. Class A	14,316	51
*	Powerfleet Inc. NJ	9,988	50
	Red Violet Inc.	895	49
*	NerdWallet Inc. Class A	3,184	48
*	SEMrush Holdings Inc. Class A	4,007	47
	PC Connection Inc.	796	46
	Shutterstock Inc.	2,158	45
*	Ichor Holdings Ltd.	2,654	45
*	CEVA Inc.	1,992	43
*	Alpha & Omega Semiconductor Ltd.	2,023	41
*	Grid Dynamics Holdings Inc.	4,609	40
*	Sprout Social Inc. Class A	4,058	40
*	N-able Inc.	5,504	40
*	Serve Robotics Inc.	3,680	38
	Hackett Group Inc.	2,010	37
*	Digital Turbine Inc.	7,578	36
*	Consensus Cloud Solutions Inc.	1,663	36
*	Cerence Inc.	3,143	35
*	SkyWater Technology Inc.	2,182	34
*	Angi Inc.	2,983	34
*	Rezolve AI plc	11,149	34
*	Bandwidth Inc. Class A	2,312	33
*	Mitek Systems Inc.	3,576	32
	OneSpan Inc.	2,602	32
*	Groupon Inc.	1,885	32
*	Grindr Inc.	2,467	32
*	Domo Inc. Class B	2,728	31
*	Weave Communications Inc.	4,788	31
	Ingram Micro Holding Corp.	1,438	31
*	Kopin Corp.	12,155	30
*	Mediaalpha Inc. Class A	2,323	30
*	Nextdoor Holdings Inc.	17,285	30
	Climb Global Solutions Inc.	283	29
*	PubMatic Inc. Class A	3,169	29
*	Aeva Technologies Inc.	2,566	29
*	Arteris Inc.	1,965	28
	Xerox Holdings Corp.	9,743	27
	NVE Corp.	370	24

		Shares	Market Value ($000)
*	Simulations Plus Inc.	1,423	24
*	Telos Corp.	3,974	23
*	Ibotta Inc. Class A	980	23
*	VTEX Class A	5,391	22
*	Chaince Digital Holdings Inc.	2,326	22
*	MicroVision Inc.	21,964	21
	Methode Electronics Inc.	2,619	20
*	Backblaze Inc. Class A	4,061	19
*	Asure Software Inc.	2,258	18
*	Commerce.com Inc.	3,950	18
*	Bumble Inc. Class A	4,955	18
*	Unisys Corp.	5,903	16
*	ON24 Inc.	2,748	16
*	Rimini Street Inc.	3,927	15
*	eGain Corp.	1,347	14
	Immersion Corp.	1,921	14
*	Tucows Inc. Class A	649	14
*	Blaize Holdings Inc.	5,584	14
*	Eventbrite Inc. Class A	5,327	13
*	TrueCar Inc.	6,084	13
*	CS Disco Inc.	1,750	13
*	Kaltura Inc.	8,750	13
*	TechTarget Inc.	2,377	12
	ReposiTrak Inc.	837	11
*	Viant Technology Inc. Class A	1,006	11
*	Getty Images Holdings Inc.	7,282	11
	CSP Inc.	893	10
*	Digimarc Corp.	1,151	9
*,1	EverCommerce Inc.	1,050	9
*	KULR Technology Group Inc.	2,696	9
*	Ambiq Micro Inc.	360	9
	Richardson Electronics Ltd.	731	8
*	WM Technology Inc.	9,106	8
*	Aeluma Inc.	588	8
*	Netskope Inc. Class A	428	8
*	AudioEye Inc.	529	7
*	Rackspace Technology Inc.	6,897	7
*	Arena Group Holdings Inc.	1,730	7
*	Expensify Inc. Class A	3,968	6
*	Airship AI Holdings Inc.	1,698	6
*	Figure Technology Solutions Inc. Class A	169	6
*	Atomera Inc.	1,972	5
*	Synchronoss Technologies Inc.	993	5
*	Whitefiber Inc.	188	4
*	Stubhub Holdings Inc. Class A	303	4
*	Via Transportation Inc. Class A	84	3
*	Navan Inc. Class A	187	3
*	Neonode Inc.	889	2
*	Vivid Seats Inc. Class A	268	2
			1,968,745
Telecommunications (1.9%)
	Cisco Systems Inc.	311,983	24,004
	AT&T Inc.	549,831	14,307
	Verizon Communications Inc.	330,967	13,606
*	Arista Networks Inc.	80,919	10,574
	Comcast Corp. Class A	287,357	7,670
	T-Mobile US Inc.	35,630	7,447
	Motorola Solutions Inc.	13,055	4,826
*	Ciena Corp.	11,036	2,254
*	Lumentum Holdings Inc.	5,411	1,759
*	Charter Communications Inc. Class A	6,901	1,381
*	Roku Inc.	10,082	976
*	AST SpaceMobile Inc.	15,060	846
*	EchoStar Corp. Class A	10,524	771
*	Frontier Communications Parent Inc.	19,137	726
	InterDigital Inc.	1,997	714
*	Lumen Technologies Inc.	73,639	597
	Millicom International Cellular SA	8,042	427
*	Liberty Broadband Corp. Class C	8,667	401

		Shares	Market Value ($000)
*	CommScope Holding Co. Inc.	16,744	331
*	Viasat Inc.	9,051	311
	Telephone & Data Systems Inc.	7,657	308
*	Viavi Solutions Inc.	16,990	305
*	Calix Inc.	4,678	259
*	Globalstar Inc.	3,908	237
	Ubiquiti Inc.	331	193
*	Extreme Networks Inc.	10,322	181
*	Liberty Global Ltd. Class A	13,254	151
*	Liberty Global Ltd. Class C	10,584	122
	Iridium Communications Inc.	7,394	121
*	Digi International Inc.	2,878	120
*	Applied Optoelectronics Inc.	4,167	112
*	Harmonic Inc.	8,881	85
*	Liberty Latin America Ltd. Class C	9,327	82
*	fuboTV Inc.	26,425	80
	Uniti Group Inc.	10,875	69
	Cogent Communications Holdings Inc.	3,503	67
*	GCI Liberty Inc. Class C	1,966	66
	IDT Corp. Class B	1,282	64
*	Liberty Broadband Corp. Class A	1,378	64
*	NETGEAR Inc.	2,068	55
	Cable One Inc.	391	46
*	Gogo Inc.	6,134	44
*	ADTRAN Holdings Inc.	5,560	44
	Shenandoah Telecommunications Co.	3,870	42
*	Optimum Communications Inc. Class A	18,439	35
*	Clearfield Inc.	861	25
	Spok Holdings Inc.	1,795	24
*	8x8 Inc.	11,443	22
*	Liberty Latin America Ltd. Class A	2,445	21
*	Ooma Inc.	1,790	20
*	Aviat Networks Inc.	889	20
*	Xperi Inc.	3,264	19
*	Anterix Inc.	881	18
*	WideOpenWest Inc.	3,435	18
*	Ribbon Communications Inc.	6,111	17
	ATN International Inc.	729	15
*	BK Technologies Corp.	199	13
*	Inseego Corp.	960	10
*	Crexendo Inc.	1,477	10
*,2	GCI Liberty Inc.	5,064	—
*	GCI Liberty Inc. Class A	1	—
			97,132
Utilities (2.6%)
	NextEra Energy Inc.	161,719	13,955
	Constellation Energy Corp.	24,577	8,955
	Southern Co.	86,243	7,858
	Duke Energy Corp.	60,820	7,538
	Waste Management Inc.	28,999	6,318
	American Electric Power Co. Inc.	41,923	5,189
	Sempra	51,218	4,851
	Vistra Corp.	26,611	4,760
	Dominion Energy Inc.	66,879	4,198
	Xcel Energy Inc.	46,396	3,810
	Exelon Corp.	79,282	3,736
	Republic Services Inc.	15,891	3,449
	Entergy Corp.	35,030	3,416
	Public Service Enterprise Group Inc.	39,232	3,277
	Consolidated Edison Inc.	28,199	2,830
	WEC Energy Group Inc.	25,051	2,808
	PG&E Corp.	171,518	2,765
	NRG Energy Inc.	14,942	2,533
	Ameren Corp.	21,192	2,254
	DTE Energy Co.	16,270	2,230
	Atmos Energy Corp.	12,390	2,185
	PPL Corp.	57,917	2,137
	FirstEnergy Corp.	43,116	2,058
	CenterPoint Energy Inc.	51,184	2,046

		Shares	Market Value ($000)
	American Water Works Co. Inc.	15,247	1,983
	Eversource Energy	28,735	1,930
	CMS Energy Corp.	23,288	1,757
	Edison International	29,802	1,755
	NiSource Inc.	37,044	1,635
	Evergy Inc.	18,127	1,408
	Alliant Energy Corp.	20,215	1,404
*	Talen Energy Corp.	3,548	1,399
*	Clean Harbors Inc.	3,968	903
	Essential Utilities Inc.	21,945	869
	Pinnacle West Capital Corp.	9,331	848
	AES Corp.	55,372	779
*	Oklo Inc.	8,423	770
	OGE Energy Corp.	15,662	717
	UGI Corp.	16,840	666
	National Fuel Gas Co.	6,999	577
	IDACORP Inc.	4,230	557
	Ormat Technologies Inc. (XNYS)	4,710	532
*	Casella Waste Systems Inc. Class A	4,880	470
	TXNM Energy Inc.	7,620	445
	Brookfield Renewable Corp. (XTSE)	10,553	438
	Portland General Electric Co.	8,448	429
	Brookfield Infrastructure Corp. Class A (XTSE)	9,259	423
	Black Hills Corp.	5,632	416
	Southwest Gas Holdings Inc.	4,990	414
	Spire Inc.	4,510	400
	ONE Gas Inc.	4,663	391
	New Jersey Resources Corp.	7,808	375
	MDU Resources Group Inc.	15,863	338
*	Sunrun Inc.	16,301	330
	Northwestern Energy Group Inc.	4,768	329
	Clearway Energy Inc. Class C	8,787	322
	ALLETE Inc.	4,569	309
	Avista Corp.	6,315	261
	Chesapeake Utilities Corp.	1,791	249
	American States Water Co.	3,275	242
	MGE Energy Inc.	2,869	238
	California Water Service Group	4,544	206
*	NuScale Power Corp.	9,793	196
*	Hawaiian Electric Industries Inc.	13,464	158
	Northwest Natural Holding Co.	3,181	157
	H2O America	2,441	113
*	Enviri Corp.	5,748	105
*,1	NANO Nuclear Energy Inc.	2,364	77
	Middlesex Water Co.	1,401	72
	Unitil Corp.	1,131	57
	Excelerate Energy Inc. Class A	1,863	52
	Consolidated Water Co. Ltd.	1,121	38
	York Water Co.	1,148	37
*	Cadiz Inc.	5,182	29
	Genie Energy Ltd. Class B	1,826	26
*	Pure Cycle Corp.	1,650	19
*	Perma-Fix Environmental Services Inc.	1,325	16
	RGC Resources Inc.	643	15
	Global Water Resources Inc.	1,014	9
*	Net Power Inc.	2,889	8
*	Arq Inc.	1,882	7
	Clearway Energy Inc. Class A	180	6
			133,867
Total Common Stocks (Cost $3,114,693)			5,155,010
Rights (0.0%)
*	GCI Liberty Inc. Exp. 12/17/2025	755	5
*	Seven Hills Realty Trust Exp. 12/4/2025	1,126	—
Total Rights (Cost $—)			5
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	120	—

		Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.024% (Cost $2,116)	21,161	2,116
Total Investments (99.7%) (Cost $3,116,809)			5,157,131
Other Assets and Liabilities—Net (0.3%)			14,353
Net Assets (100%)			5,171,484
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,050.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,105 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	12	1,503	21
E-mini S&P 500 Index	December 2025	41	14,062	176
				197
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,155,004	—	6	5,155,010
Rights	5	—	—	5
Warrants	—	—	—	—
Temporary Cash Investments	2,116	—	—	2,116
Total	5,157,125	—	6	5,157,131
Derivative Financial Instruments
Assets
Futures Contracts[1]	197	—	—	197
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.